UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

	64106	922 Walnut, Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri	64106	(Zip code)
(Zip code)	(Zip code)	(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia,

PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments.

COMMERCE GROWTH FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 95.2%
Commercial Services – 2.1%
9,300	Moody’s Corp.	$ 985,893
17,600	Tyco International PLC	802,032

		1,787,925

Communications – 1.2%
18,500	Verizon Communications, Inc.	1,025,085

Consumer Durables – 1.0%
16,965	Newell Brands, Inc.	889,984

Consumer Non-Durables – 12.2%
12,900	Altria Group, Inc.	873,330
13,700	Colgate-Palmolive Co.	1,019,691
8,700	Dr Pepper Snapple Group, Inc.	857,037
12,200	Kellogg Co.	1,009,062
7,600	Kimberly-Clark Corp.	984,580
8,600	Mead Johnson Nutrition Co.	767,120
17,900	Nike, Inc. Class B	993,450
9,400	PepsiCo, Inc.	1,023,848
10,200	Philip Morris International, Inc.	1,022,652
22,500	The Coca-Cola Co.	981,675
9,800	The Estee Lauder Cos., Inc. Class A	910,420

		10,442,865

Consumer Services – 7.6%
16,200	CBS Corp. Class B	845,964
13,900	Comcast Corp. Class A	934,775
8,300	McDonald’s Corp.	976,495
4,100	Panera Bread Co. Class A*	899,212
28,500	Service Corp. International	790,020
17,400	Starbucks Corp.	1,010,070
10,700	The Walt Disney Co.	1,026,665

		6,483,201

Distribution Services – 2.1%
5,100	McKesson Corp.	992,256
3,800	W.W. Grainger, Inc.	831,630

		1,823,886

Electronic Technology – 10.3%
31,100	Apple, Inc.	3,240,931
34,800	Cadence Design Systems, Inc.*	836,940
28,300	Intel Corp.	986,538
3,800	Lockheed Martin Corp.	960,374
10,000	Rockwell Collins, Inc.	846,200
7,510	The Boeing Co.	1,003,787
6,100	Thermo Fisher Scientific, Inc.	968,924

		8,843,694

Finance – 10.6%
8,700	Ameriprise Financial, Inc.	833,808
9,000	Crown Castle International Corp.	873,270
8,600	Erie Indemnity Co. Class A	840,134
9,300	Extra Space Storage, Inc.	799,986
12,500	Fidelity National Information Services, Inc.	994,125
3,600	Intercontinental Exchange, Inc.	951,120
10,800	Mastercard, Inc. Class A	1,028,592
4,000	Public Storage	955,680
12,000	T. Rowe Price Group, Inc.	848,280
12,400	Visa, Inc. Class A	967,820

		9,092,815

Health Services – 2.2%
14,900	Cerner Corp.*	929,611

Shares	Description	Value
Common Stocks – (continued)
Health Services – (continued)
7,200	Cigna Corp.	$ 928,512

		1,858,123

Health Technology – 7.8%
5,800	Amgen, Inc.	997,774
5,100	Becton Dickinson & Co.	897,600
7,600	Bio-Techne Corp.	854,392
3,800	C. R. Bard, Inc.	850,174
9,300	Edwards Lifesciences Corp.*	1,065,036
7,900	Johnson & Johnson	989,317
8,700	Stryker Corp.	1,011,636

		6,665,929

Industrial Services – 1.1%
14,600	Waste Management, Inc.	965,352

Process Industries – 3.1%
7,700	Ecolab, Inc.	911,526
8,200	Praxair, Inc.	955,628
14,900	RPM International, Inc.	808,474

		2,675,628

Producer Manufacturing – 6.4%
15,400	AMETEK, Inc.	724,262
8,700	Honeywell International, Inc.	1,012,071
8,600	Illinois Tool Works, Inc.	992,440
6,600	Lennox International, Inc.	1,034,880
2,000	Mettler-Toledo International, Inc.*	822,420
5,100	Roper Technologies, Inc.	868,836

		5,454,909

Retail Trade – 10.5%
2,500	Amazon.com, Inc.*	1,897,025
1,100	AutoZone, Inc.*	895,367
10,800	CVS Health Corp.	1,001,376
12,500	Lowe’s Cos., Inc.	1,028,500
16,700	Ross Stores, Inc.	1,032,561
8,200	The Home Depot, Inc.	1,133,568
27,800	The Kroger Co.	950,482
3,500	The Sherwin-Williams Co.	1,049,055

		8,987,934

Technology Services – 15.8%
10,300	Adobe Systems, Inc.*	1,007,958
4,100	Alphabet, Inc. Class A*	3,244,494
403	Alphabet, Inc. Class C*	309,822
9,800	Automatic Data Processing, Inc.	871,710
10,800	Euronet Worldwide, Inc.*	823,608
14,300	Facebook, Inc. Class A*	1,772,342
8,700	Fiserv, Inc.*	960,132
9,100	Jack Henry & Associates, Inc.	812,175
49,500	Microsoft Corp.	2,805,660
16,500	Paychex, Inc.	978,120

		13,586,021

Transportation – 1.2%
9,200	United Parcel Service, Inc. Class B	994,520

TOTAL COMMON STOCKS (Cost $63,311,603)		$81,577,871

COMMERCE GROWTH FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Exchange Traded Fund – 3.0%
24,300	iShares Russell 1000 Growth Index Fund	$ 2,544,696
(Cost $2,455,919)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 4.5%
Repurchase Agreement – 4.5%
State Street Bank & Trust Co.
$ 3,855,000	0.010%	08/01/16	$ 3,855,000
Maturity Value: $3,855,000
(Cost $3,855,000)

TOTAL INVESTMENTS (Cost $69,622,522)			$87,977,567

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.7)%			(2,307,514)

NET ASSETS – 100.0%			$85,670,053

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on July 29, 2016. This agreement was fully collateralized by $3,715,000 U.S. Treasury Note, 2.125%, due 01/31/21 with a market value of $3,932,242.

COMMERCE GROWTH FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$69,704,979
Gross unrealized gain	18,737,327
Gross unrealized loss	(464,739)
Net unrealized security gain	$18,272,588

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE VALUE FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 94.8%
Commercial Services – 1.8%
151,000	Corrections Corp. of America	$ 4,839,550

Communications – 5.6%
230,000	AT&T, Inc.	9,956,700
88,000	Verizon Communications, Inc.	4,876,080

		14,832,780

Consumer Durables – 2.0%
85,000	Tupperware Brands Corp.	5,327,800

Consumer Non-Durables – 5.6%
72,000	Altria Group, Inc.	4,874,400
58,000	Procter & Gamble Co.	4,964,220
95,000	Reynolds American, Inc.	4,755,700

		14,594,320

Consumer Services – 1.8%
40,000	McDonald’s Corp.	4,706,000

Electronic Technology – 5.8%
167,000	Cisco Systems, Inc.	5,098,510
19,500	Lockheed Martin Corp.	4,928,235
38,000	The Boeing Co.	5,079,080

		15,105,825

Energy Minerals – 9.0%
105,000	Chevron Corp.	10,760,400
79,000	Exxon Mobil Corp.	7,027,050
80,000	Occidental Petroleum Corp.	5,978,400

		23,765,850

Finance – 22.5%
53,000	Ameriprise Financial, Inc.	5,079,520
102,000	Arthur J. Gallagher & Co.	5,017,380
136,000	BB&T Corp.	5,014,320
66,000	Cincinnati Financial Corp.	4,930,200
76,000	Cullen/Frost Bankers, Inc.	5,159,640
145,000	JPMorgan Chase & Co.	9,275,650
160,000	Kimco Realty Corp.	5,136,000
116,000	Principal Financial Group, Inc.	5,409,080
67,000	T. Rowe Price Group, Inc.	4,736,230
195,000	Wells Fargo & Co.	9,354,150

		59,112,170

Health Technology – 8.5%
60,000	Johnson & Johnson	7,513,800
125,000	Merck & Co., Inc.	7,332,500
203,000	Pfizer, Inc.	7,488,670

		22,334,970

Industrial Services – 1.9%
74,000	Waste Management, Inc.	4,892,880

Process Industries – 3.9%
71,000	Packaging Corp. of America	5,302,990
97,000	Sonoco Products Co.	4,940,210

		10,243,200

Producer Manufacturing – 7.1%
62,500	Caterpillar, Inc.	5,172,500
91,000	Emerson Electric Co.	5,086,900
265,000	General Electric Co.	8,252,100

		18,511,500

Retail Trade – 6.0%
129,000	Kohl’s Corp.	5,365,110

Shares	Description	Value
Common Stocks – (continued)
Retail Trade – (continued)
144,000	Macy’s, Inc.	$ 5,159,520
68,000	Target Corp.	5,122,440

		15,647,070

Technology Services – 5.7%
31,000	International Business Machines Corp.	4,979,220
92,000	Microsoft Corp.	5,214,560
82,000	Paychex, Inc.	4,860,960

		15,054,740

Utilities – 7.6%
64,000	Dominion Resources, Inc.	4,993,280
39,000	NextEra Energy, Inc.	5,003,310
134,000	PPL Corp.	5,053,140
93,000	The Southern Co.	4,975,500

		20,025,230

TOTAL COMMON STOCKS (Cost $212,855,446)		$248,993,885

Exchange Traded Fund – 1.2%
30,000	iShares Russell 1000 Value Index Fund	$ 3,167,100
(Cost $2,962,317)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.8%
Repurchase Agreement – 2.8%
State Street Bank & Trust Co.
$ 7,532,000	0.010%	08/01/16	$ 7,532,000
Maturity Value: $7,532,000
(Cost $7,532,000)

TOTAL INVESTMENTS (Cost $223,349,763)			$259,692,985

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			3,048,537

NET ASSETS – 100.0%			$262,741,522

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on July 29, 2016. This agreement was fully collateralized by $7,260,000 U.S. Treasury Note, 2.125%, due 01/31/21 with a market value of $7,684,543.

COMMERCE VALUE FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$223,764,420
Gross unrealized gain	37,809,824
Gross unrealized loss	(1,881,259)
Net unrealized security gain	$35,928,565

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 94.1%
Commercial Services – 9.1%
9,300	Equifax, Inc.	$ 1,231,878
8,200	FleetCor Technologies, Inc.*	1,243,776
12,500	Gartner, Inc.*	1,253,125
29,000	KAR Auction Services, Inc.	1,240,330
15,400	MSCI, Inc.	1,325,016
17,100	Nielsen Holdings PLC	921,006
15,200	Omnicom Group, Inc.	1,250,808
9,500	The Dun & Bradstreet Corp.	1,227,875

		9,693,814

Communications* – 1.2%
11,300	SBA Communications Corp. Class A	1,299,500

Consumer Durables — 7.2%
24,800	Harley-Davidson, Inc.	1,312,416
6,100	Mohawk Industries, Inc.*	1,274,534
25,336	Newell Brands, Inc.	1,329,127
13,600	The Toro Co.	1,250,520
25,200	Vista Outdoor, Inc.*	1,261,260
6,600	Whirlpool Corp.	1,269,576

		7,697,433

Consumer Non-Durables – 6.4%
12,700	Brown-Forman Corp. Class B	1,247,013
11,400	Carter’s, Inc.	1,154,250
12,600	Church & Dwight Co., Inc.	1,237,824
12,800	Dr Pepper Snapple Group, Inc.	1,260,928
12,100	McCormick & Co., Inc.	1,237,225
5,800	The Hershey Co.	642,408

		6,779,648

Consumer Services – 8.3%
17,600	Marriott International, Inc. Class A	1,261,920
6,000	Panera Bread Co. Class A*	1,315,920
54,500	Regal Entertainment Group Class A	1,281,840
43,150	Rollins, Inc.	1,215,967
44,300	Service Corp. International	1,227,996
21,200	Six Flags Entertainment Corp.	1,195,468
18,000	Wyndham Worldwide Corp.	1,278,360

		8,777,471

Distribution Services – 2.4%
17,500	MSC Industrial Direct Co., Inc. Class A	1,257,025
5,700	W.W. Grainger, Inc.	1,247,445

		2,504,470

Electronic Technology – 7.3%
21,000	Amphenol Corp. Class A	1,249,920
51,400	Cadence Design Systems, Inc.*	1,236,170
24,600	Linear Technology Corp.	1,475,754
18,400	Motorola Solutions, Inc.	1,276,592
14,900	Rockwell Collins, Inc.	1,260,838
4,500	TransDigm Group, Inc.*	1,257,840

		7,757,114

Finance – 10.6%
9,000	Boston Properties, Inc.	1,279,170
18,000	CBOE Holdings, Inc.	1,238,400
12,800	Erie Indemnity Co. Class A	1,250,432
13,800	Extra Space Storage, Inc.	1,187,076
7,300	Federal Realty Investment Trust	1,238,810
14,900	Morningstar, Inc.	1,260,242
12,100	Sovran Self Storage, Inc.	1,238,677
17,800	T. Rowe Price Group, Inc.	1,258,282

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
17,100	Ventas, Inc.	$ 1,302,336

		11,253,425

Health Services* – 3.5%
20,900	Cerner Corp.	1,303,951
9,000	Laboratory Corp. of America Holdings	1,256,040
16,700	MEDNAX, Inc.	1,150,797

		3,710,788

Health Technology – 7.2%
11,300	Bio-Techne Corp.	1,270,346
5,400	C. R. Bard, Inc.	1,208,142
11,500	Edwards Lifesciences Corp.*	1,316,980
33,600	Hologic, Inc.*	1,293,264
6,900	The Cooper Cos., Inc.	1,259,043
10,300	Zimmer Biomet Holdings, Inc.	1,350,742

		7,698,517

Process Industries – 3.6%
23,400	Crown Holdings, Inc.*	1,239,498
24,600	RPM International, Inc.	1,334,796
25,500	Sealed Air Corp.	1,203,090

		3,777,384

Producer Manufacturing – 9.6%
26,300	AMETEK, Inc.	1,236,889
16,700	Graco, Inc.	1,235,967
14,100	IDEX Corp.	1,266,039
3,300	Mettler-Toledo International, Inc.*	1,356,993
21,600	PACCAR, Inc.	1,273,752
7,600	Roper Technologies, Inc.	1,294,736
9,500	Valmont Industries, Inc.	1,244,025
18,300	Wabtec Corp.	1,253,550

		10,161,951

Retail Trade – 6.0%
1,600	AutoZone, Inc.*	1,302,352
27,000	Dunkin’ Brands Group, Inc.	1,223,370
21,100	Foot Locker, Inc.	1,257,982
4,500	O’Reilly Automotive, Inc.*	1,307,835
20,900	Ross Stores, Inc.	1,292,247

		6,383,786

Technology Services – 10.5%
13,800	ANSYS, Inc.*	1,233,168
3,030	CommerceHub, Inc. Series A*	42,723
6,060	CommerceHub, Inc. Series C*	84,840
11,200	Fiserv, Inc.*	1,236,032
14,000	Jack Henry & Associates, Inc.	1,249,500
32,500	Liberty Ventures Series A*	1,225,575
20,600	Paychex, Inc.	1,221,168
31,200	PTC, Inc.*	1,239,576
22,700	Total System Services, Inc.	1,155,884
21,300	Vantiv, Inc. Class A*	1,166,601
15,000	VeriSign, Inc.*	1,299,150

		11,154,217

Transportation – 1.2%
17,800	Landstar System, Inc.	1,254,722

TOTAL COMMON STOCKS (Cost $83,952,739)		$99,904,240

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Exchange Traded Fund – 2.4%
26,300	iShares Russell Midcap Growth Index Fund
(Cost $2,524,241)		$ 2,574,770

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 4.6%
Repurchase Agreement – 4.6%
State Street Bank & Trust Co.
$ 4,821,000	0.010%	08/01/16	$ 4,821,000
Maturity Value: $4,821,000 (Cost $4,821,000)

TOTAL INVESTMENTS (Cost $91,297,980)			$107,300,010

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%			(1,136,956)

NET ASSETS – 100.0%			$106,163,054

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on July 29, 2016. This agreement was fully collateralized by $4,650,000 U.S. Treasury Note, 2.125%, due 01/31/21 with a market value of $4,921,918.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$91,306,502
Gross unrealized gain	16,302,419
Gross unrealized loss	(308,911)
Net unrealized security gain	$15,993,508

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE BOND FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 13.6%
Auto – 3.0%
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A(a)
$ 5,200,000	2.630%	12/20/21	$ 5,273,002
CPS Auto Trust Series 2012-B, Class A(a)
343,696	2.520	09/16/19	344,246
Exeter Automobile Receivables Trust Series 2014-3A, Class A(a)
515,868	1.320	01/15/19	515,242
Ford Credit Auto Owner Trust Series 2016-REV1, Class A(a)
7,000,000	2.310	08/15/27	7,163,498
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A
3,000,000	1.920	01/15/19	3,011,940
Hertz Vehicle Financing II LP Series 2015-2A, Class A(a)
5,000,000	2.020	09/25/19	4,997,632
NextGear Floorplan Master Owner Trust Series 2015-1A, Class A(a)
4,500,000	1.800	07/15/19	4,490,001
Oscar US Funding Trust Series 2014-1A, Class A3(a)
7,152,969	1.720	04/15/19	7,099,321

			32,894,882

Credit Card – 0.5%
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1
5,680,000	2.250	07/17/23	5,769,243

Equipment(a) – 0.8%
Cronos Containers Program Ltd. Series 2013-1A, Class A
675,000	3.080	04/18/28	646,444
Cronos Containers Program Ltd. Series 2014-2A, Class A
4,074,074	3.270	11/18/29	3,942,732
Dong Fang Container Finance II SPV Ltd. Series 2014-1A, Class A1
2,683,333	1.950	11/25/39	2,652,114
Global SC Finance SRL Series 2013-1A, Class A
1,984,500	2.980	04/17/28	1,907,894

			9,149,184

Home Equity – 4.3%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(b)
1,231,270	1.233	01/25/35	1,190,472
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)
1,402,895	4.623	05/25/34	1,399,540
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(c)
2,490,214	5.907	06/25/32	2,431,780
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(b)
4,310,762	0.913	12/25/33	4,051,928
Countrywide Asset-Backed Certificates Series 2005-SD2, Class M2(a)(b)
328,270	1.548	08/25/35	323,683
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
755,293	0.688	02/25/37	489,725
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2(c)
434,827	4.250	09/25/33	437,977
Equity One ABS, Inc. Series 2004-2, Class AF5(c)
450,000	5.699	07/25/34	445,545
Home Partners of America Trust Series 2016-1, Class A(a)(b)
4,807,770	2.093	03/17/33	4,831,546

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Invitation Homes Trust Series 2013-SFR1, Class A(a)(b)
$ 3,323,585	1.631%	12/17/30	$ 3,314,700
Invitation Homes Trust Series 2015-SFR2, Class A(a)(b)
4,404,787	1.828	06/17/32	4,408,122
Irwin Home Equity Series 2005-A, Class A3(b)
1,092,140	1.213	02/25/34	1,059,904
JPMorgan Mortgage Acquisition Corp. Series 2006-CH1, Class A5(b)
3,300,000	0.683	07/25/36	3,164,866
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(b)
6,371,815	1.128	12/25/34	5,713,325
Progress Residential Trust Series 2015-SFR3, Class A(a)
3,514,295	3.067	11/12/32	3,610,204
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3(c)
310,744	4.814	11/25/35	313,045
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(c)
1,125,000	5.140	11/25/35	1,074,739
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6(c)
184,405	3.900	03/25/33	187,399
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6(c)
1,890,108	5.990	10/25/33	1,961,244
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(c)
2,298,816	6.740	07/25/29	2,358,038
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(b)
1,106,230	1.578	06/25/33	1,075,129
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(c)
1,060,817	5.250	06/25/35	1,068,887
Terwin Mortgage Trust Series 2005-16HE, Class AF2(c)
203,249	4.280	09/25/36	207,556
Wells Fargo Home Equity Trust Series 2006-2, Class A4(b)
2,558,056	0.703	07/25/36	2,434,288

			47,553,642

Manufactured Housing – 0.2%
Green Tree Financial Corp. Series 1993-4, Class A5
44,717	7.050	01/15/19	45,460
Green Tree Financial Corp. Series 1997-3, Class A6
15,168	7.320	03/15/28	15,729
Green Tree Financial Corp. Series 1998-3, Class A5
1,536,714	6.220	03/01/30	1,614,685
Green Tree Financial Corp. Series 1998-3, Class A6(b)
191,940	6.760	03/01/30	204,006
Lehman Manufactured Housing Contract Series 2001-B, Class A3
105,852	4.350	04/15/40	108,175
Mid-State Trust Series 11, Class A1
262,616	4.864	07/15/38	279,493

			2,267,548

Other – 2.9%
ARL Second LLC Series 2014-1A, Class A1(a)
2,348,265	2.920	06/15/44	2,283,735
FirstKey Lending Trust Series 2015-SFR1, Class A(a)
679,936	2.553	03/09/47	680,678

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Other – (continued)
GreatAmerica Leasing Receivables Funding LLC Series 2016-1, Class A3(a)
$ 3,500,000	1.730%	06/20/19	$ 3,491,461
Longtrain Leasing III LLC Series 2015-1A, Class A1(a)
5,071,785	2.980	01/15/45	4,939,839
NP SPE II LLC Series 2016-1A, Class A1(a)
3,941,650	4.164	04/20/46	4,026,523
Sofi Professional Loan Program LLC Series 2016-B, Class A2B(a)
3,410,000	2.740	10/25/32	3,471,412
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
8,000,000	3.242	01/01/31	8,525,680
TAL Advantage V LLC Series 2014-3A, Class A(a)
4,166,667	3.270	11/21/39	3,996,661

			31,415,989

Student Loans – 1.9%
DRB Prime Student Loan Trust Series 2016-B, Class A2(a)
3,939,464	2.890	06/25/40	3,960,974
Navient Private Education Loan Trust Series 2015-AA, Class A2A(a)
8,000,000	2.650	12/15/28	8,147,914
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
808,104	1.493	10/30/45	781,833
SLM Student Loan Trust Series 2011-A, Class A2(a)
4,146,774	4.370	04/17/28	4,271,829
South Carolina Student Loan Corp. Series 2015-A, Class A(b)
4,592,625	1.953	01/25/36	4,219,628

			21,382,178

TOTAL ASSET-BACKED SECURITIES (Cost $147,226,504)			$150,432,666

Municipal Bond Obligations – 7.3%
California(d) – 1.5%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
$ 4,000,000	5.685%	10/01/40	$ 5,318,120
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(e)
10,590,000	0.000	09/01/42	2,293,159
11,420,000	0.000	09/01/43	2,279,660
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	4,486,320
San Mateo Union High School District GO Bonds Refunding Taxable Series B
2,055,000	2.520	09/01/20	2,153,085

			16,530,344

District of Columbia(d) – 0.5%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,691,400

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – 0.2%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
$ 2,000,000	4.700%	07/01/19	$ 2,172,060

Idaho(a)(d) – 0.4%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
4,100,000	7.000	01/01/31	4,831,276

Illinois – 0.2%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (AGM)(d)
1,100,000	5.650	10/01/18	1,152,921
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,287,950

			2,440,871

Indiana(d) – 0.4%
Indianapolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage)
5,000,000	3.000	01/15/26	5,034,850

Maryland(d) – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,114,110

Michigan – 0.3%
Cedar Springs MI Public School District GO Bonds (Taxable-Refunding) Series B
1,800,000	2.035	05/01/21	1,792,350
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)(d)
1,500,000	5.875	05/01/22	1,644,825

			3,437,175

Missouri – 0.9%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds(d)
2,500,000	5.792	11/01/41	3,644,300
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010(d)
2,800,000	4.820	05/01/23	3,344,544
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,481,302
Saint Louis Special Administrative Board of The Transitional School District GO Bonds (Taxable-Refunding) (MO Direct Deposit) Series B
1,800,000	4.000	04/01/17	1,837,620

			10,307,766

Nevada(d) – 0.3%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,833,202

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – 0.4%
New Jersey State Economic Development Authority Revenue Bonds (Taxable-Refunding) (School Facilities Construction) Series QQ(d)
$ 3,000,000	1.802%	06/15/17	$ 3,009,180
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
1,250,000	4.000	12/01/19	1,343,450

			4,352,630

New York – 0.6%
New York GO Build America Bonds Series 2010(d)
2,000,000	4.908	06/01/21	2,304,960
1,055,000	5.008	06/01/22	1,234,361
New York Housing Development Corporation Multi-Family Housing Revenue Bonds Taxable Series I
2,600,000	1.921	11/01/18	2,650,258

			6,189,579

Ohio(d) – 0.4%
Ohio State GO Build America Bonds Series 2010
2,500,000	3.000	11/01/18	2,618,025
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series C
1,960,000	4.471	03/01/19	2,132,950

			4,750,975

Pennsylvania(d) – 0.4%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,984,480

Puerto Rico – 0.3%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series VV
1,100,000	5.500	07/01/20	738,188
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ
3,400,000	5.250	07/01/18	2,280,040

			3,018,228

South Carolina(d) – 0.2%
South Carolina State Housing Finance & Development Authority Revenue Bonds Refunding Taxable PAC Series A-2 (FHA)
2,200,000	4.000	07/01/34	2,267,276

Washington(d) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	2,162,940

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $71,014,987)			$81,119,162

Mortgage-Backed Obligations – 23.5%
Collateralized Mortgage Obligations – 16.2%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(b)
$ 1,332,519	2.888%	04/25/35	$ 1,324,602

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Agate Bay Mortgage Loan Trust Series 2015-3, Class A8(a)(b)
$ 2,053,134	3.000%	04/25/45	$ 2,094,904
Agate Bay Mortgage Loan Trust Series 2016-1, Class A5(a)(b)
5,553,904	3.500	12/25/45	5,669,753
Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(a)(b)
1,887,735	3.500	03/25/46	1,941,860
Agate Bay Mortgage Trust Series 2014-3, Class A2(a)(b)
6,050,012	3.500	11/25/44	6,227,259
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
1,482,862	6.000	02/25/34	1,574,243
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
650,533	5.500	11/25/20	653,804
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
125,965	6.000	04/25/36	127,225
Bear Stearns Alt-A Trust Series 2004-8, Class 1A(b)
2,166,776	1.153	09/25/34	2,124,170
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
1,978,084	2.841	11/25/35	1,545,713
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(c)
413,211	5.750	01/25/34	424,242
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
36,966	5.500	08/25/21	37,033
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
1,001,258	6.750	08/25/34	1,014,465
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
772,643	3.061	12/25/35	688,793
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
302,919	3.030	04/25/37	295,744
Citigroup Mortgage Loan Trust, Inc. Series 2009-5, Class 7A1(a)(b)
522,221	0.803	07/25/36	512,477
Citigroup Mortgage Loan Trust, Inc. Series 2015-A, Class A1(a)(b)
4,603,342	3.500	06/25/58	4,719,742
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
111,959	5.500	07/25/36	111,603
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
225,059	5.250	09/25/19	225,977
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
94,855	6.500	08/25/32	95,121
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
261,027	6.000	07/25/37	250,970
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
147,451	4.750	01/25/19	148,208
Countrywide Home Loans Trust Series 2005-27, Class 2A1
1,176,302	5.500	12/25/35	1,015,847
Countrywide Home Loans Trust Series 2005-6, Class 2A1
253,941	5.500	04/25/35	248,287
Countrywide Home Loans Trust Series 2005-7, Class 1A1(b)
1,356,959	0.993	03/25/35	1,240,276
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
364,000	5.250	07/25/33	372,289
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
4,673,603	5.500	07/25/35	4,738,926
CSMC Trust Series 2014-WIN2, Class A3(a)(b)
5,884,632	3.500	10/25/44	6,043,129

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(b)
$ 3,338,537	3.000%	06/25/43	$ 3,381,187
FHLMC REMIC PAC Series 1579, Class PM
125,615	6.700	09/15/23	141,275
FHLMC REMIC PAC Series 2103, Class TE
89,066	6.000	12/15/28	102,748
FHLMC REMIC PAC Series 2110, Class PG
440,269	6.000	01/15/29	506,025
FHLMC REMIC Series 2391, Class Z
1,197,885	6.000	12/15/31	1,380,210
FHLMC REMIC Series 2603, Class C
493,485	5.500	04/15/23	540,296
FHLMC REMIC Series 2677, Class BC
94,372	4.000	09/15/18	96,243
FHLMC REMIC Series 2866, Class DH
382,349	4.000	09/15/34	398,008
FHLMC REMIC Series 4272, Class DG
2,471,732	3.000	04/15/43	2,547,297
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
1,888,171	5.500	05/25/35	1,715,980
FNMA REMIC FNIC PAC Series 2001-45, Class WG
151,290	6.500	09/25/31	174,480
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,538,954
FNMA REMIC PAC Series 2003-14, Class AP
89,921	4.000	03/25/33	95,106
FNMA REMIC PAC Series 2004-53, Class NC
643,699	5.500	07/25/24	702,710
FNMA REMIC Series 2002-73, Class OE
185,127	5.000	11/25/17	188,544
FNMA REMIC Series 2002-82, Class XE
177,431	5.000	12/25/17	179,734
FNMA REMIC Series 2003-83, Class PG
77,621	5.000	06/25/23	80,719
FNMA Series 2003-W6, Class 2A32
161,940	6.500	09/25/42	192,492
GNMA REMIC Series 2015-94, Class AT
2,108,613	2.250	07/16/45	2,147,765
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(b)
971,275	0.793	12/25/34	873,412
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(b)
198,595	2.678	06/25/34	189,520
Homestar Mortgage Acceptance Corp. Series 2004-2, Class AV1(b)
208,665	1.153	06/25/34	203,520
Impac CMB Trust Series 2003-2F, Class A(b)
517,545	5.730	01/25/33	533,361
Impac CMB Trust Series 2004-4, Class 1A1(b)
1,708,192	1.093	09/25/34	1,609,771
Impac CMB Trust Series 2004-4, Class 2A2(c)
2,561,592	4.947	09/25/34	2,476,680
Impac Secured Assets Corp. Series 2004-2, Class A6(c)
113,030	5.159	08/25/34	115,067
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
1,593,950	6.000	03/25/36	1,329,685
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
539,307	4.773	04/25/37	474,957

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
JPMorgan Mortgage Trust Series 2013-3, Class A3(a)(b)
$ 2,486,870	3.441%	07/25/43	$ 2,561,282
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(a)(b)
3,130,606	3.000	06/25/29	3,222,079
JPMorgan Mortgage Trust Series 2015-6, Class A5(a)(b)
4,234,510	3.500	10/25/45	4,322,457
Lehman XS Trust Series 2005-1, Class 1A4(b)
270,596	0.963	07/25/35	259,864
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(b)
227,322	1.073	08/25/33	205,475
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(b)
737,091	2.935	07/25/33	723,259
Master Alternative Loans Trust Series 2004-4, Class 1A1
192,998	5.500	05/25/34	193,228
Master Alternative Loans Trust Series 2004-4, Class 8A1
1,132,390	6.500	05/25/34	1,158,961
Master Alternative Loans Trust Series 2004-9, Class A6(c)
385,033	5.143	08/25/34	398,697
Master Asset Securitization Trust Series 2003-10, Class 3A1
98,874	5.500	11/25/33	100,535
Master Asset Securitization Trust Series 2003-7, Class 1A1
165,872	5.500	09/25/33	172,894
Master Asset Securitization Trust Series 2004-3, Class 5A1
6,458	6.250	01/25/32	6,494
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(b)
323,562	2.131	03/25/33	293,502
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
1,407,859	5.555	11/25/35	1,372,442
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
1,238,748	6.000	08/25/37	1,083,013
NRP Mortgage Trust Series 2013-1, Class A23(a)(b)
3,084,100	3.250	07/25/43	3,166,133
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates Series 2005-1, Class M3(b)
1,370,000	1.308	02/25/35	1,323,440
PHHMC Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(b)
1,456,245	2.703	05/25/38	1,393,714
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
1,008,113	5.634	11/25/21	918,134
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
37,697	5.514	07/25/35	38,718
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
1,983,738	5.750	02/25/34	2,041,653
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
310,462	0.953	07/25/35	255,767
Residential Asset Securitization Trust Series 2004-A6, Class A1
373,240	5.000	08/25/19	373,117
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
222,458	5.500	11/25/35	205,522
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
709,760	5.750	12/25/35	657,651

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
$ 279,299	5.500%	12/25/21	$ 282,366
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
660,294	1.068	11/20/34	618,018
Sequoia Mortgage Trust Series 2012-2, Class A3(b)
2,500,000	3.500	04/25/42	2,533,359
Sequoia Mortgage Trust Series 2013-2, Class A1(b)
3,686,239	1.874	02/25/43	3,551,318
Sequoia Mortgage Trust Series 2013-6, Class A1(b)
6,164,045	2.500	05/25/43	6,154,414
Sequoia Mortgage Trust Series 2015-2, Class A10(a)(b)(d)
2,326,963	3.500	05/25/45	2,397,644
Sequoia Mortgage Trust Series 2015-3, Class A4(a)(b)
5,798,985	3.500	07/25/45	5,898,055
Sequoia Mortgage Trust Series 2015-3, Class A5(a)(b)
4,142,132	3.000	07/25/45	4,203,307
Sequoia Mortgage Trust Series 2015-4, Class A1(a)(b)
3,570,429	3.000	11/25/30	3,647,796
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(b)
1,248,934	2.867	10/25/34	1,260,655
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(b)
273,157	3.003	04/25/34	268,865
Structured Asset Securities Corp. Series 2003-29, Class 5A4
865,365	5.250	09/25/33	877,316
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)
487,910	2.834	10/25/33	479,582
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
855,139	2.882	11/25/33	839,758
Structured Asset Securities Corp. Series 2003-34A, Class 6A(b)
401,828	3.086	11/25/33	394,920
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B(c)
283,201	5.710	06/25/34	284,077
Structured Asset Securities Corp. Series 2005-6, Class 5A2
53,858	5.000	05/25/35	54,301
Structured Asset Securities Corp. Series 2005-6, Class 5A4
75,106	5.000	05/25/35	75,190
Towd Point Mortgage Trust Series 2015-1, Class 1A2(a)(b)
5,000,000	3.250	11/25/60	4,981,060
Towd Point Mortgage Trust Series 2015-4, Class A1B(a)(b)
7,597,045	2.750	04/25/55	7,677,305
Towd Point Mortgage Trust Series 2016-2, Class A1(a)(b)
1,884,618	3.000	08/25/55	1,922,511
Towd Point Mortgage Trust Series 2016-3, Class A1(a)(b)
6,000,000	2.250	08/25/55	5,991,384
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
466,581	5.500	06/25/20	455,677
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
464,181	2.767	09/25/35	449,751
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
370,946	5.250	03/25/37	378,588
WinWater Mortgage Loan Trust Series 2015-5, Class A3(a)(b)
13,307,825	3.500	08/20/45	13,689,387

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
WinWater Mortgage Loan Trust Series 2015-5, Class A5(a)(b)
$ 4,602,744	3.500%	08/20/45	$ 4,730,056
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(a)(b)
6,883,521	3.500	01/20/46	7,037,120

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $170,528,103)			$178,964,219

Commercial Mortgage Obligations – 5.6%
Bayview Commercial Asset Trust Series 2007-6A, Class A4A(a)(b)
$ 5,200,000	1.988%	12/25/37	$ 3,077,012
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A2
5,000,000	2.962	11/10/46	5,150,283
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class A2
5,000,000	2.674	04/10/48	5,167,822
Commercial Mortgage Pass Through Certificates Series 2013-CR12, Class A2
2,520,000	2.904	10/10/46	2,590,381
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
3,020,000	3.147	02/10/47	3,109,725
Commercial Mortgage Trust Series 2012-CR2, Class A2
640,545	2.025	08/15/45	643,315
Commercial Mortgage Trust Series 2012-CR4, Class A2
1,000,000	1.801	10/15/45	1,000,997
Commercial Mortgage Trust Series 2013-CR6, Class A2
2,035,000	2.122	03/10/46	2,050,822
Commercial Mortgage Trust Series 2014-CR15, Class A2
5,000,000	2.928	02/10/47	5,169,283
Commercial Mortgage Trust Series 2014-LC15, Class A2
700,000	2.840	04/10/47	722,365
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A2
1,500,000	3.046	04/15/47	1,563,413
JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A2
1,915,000	2.773	10/15/48	1,993,800
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(a)(b)
3,000,000	2.579	03/10/49	3,030,224
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2
2,916,342	1.868	11/15/45	2,932,350
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A2
4,000,000	2.916	02/15/47	4,141,590
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A2
7,830,000	2.933	03/15/48	8,140,592
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
5,000,000	2.739	04/15/48	5,180,391
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A2
2,455,000	2.895	03/15/47	2,541,657

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – (continued)
WF-RBS Commercial Mortgage Trust Series 2014-C20, Class A2
$ 3,500,000	3.036%		05/15/47	$ 3,642,126

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $61,626,876)				$ 61,848,148

Mortgage-Backed Pass-Through Obligations – 1.7%
FHLMC
$ 1,493	8.500%		02/01/19	$ 1,504
8,816	8.500		03/01/21	8,917
233,657	7.000		05/01/26	274,994
2,734	7.000		10/01/30	2,742
33,999	7.500		12/01/30	42,208
59,652	7.500		01/01/31	71,036
100,145	7.000		08/01/31	123,040
1,242,015	5.000		05/01/33	1,399,361
277,095	2.693	(b)	05/01/34	292,934
306,206	2.706	(b)	01/01/36	327,258
1,818,396	4.000		06/01/42	1,985,598
4,430,029	2.754	(b)	07/01/45	4,609,486
FNMA
2,681	9.000		11/01/21	2,706
46,829	9.000		02/01/25	51,877
12,149	6.500		03/01/26	14,011
1,848,635	2.500		05/01/28	1,908,611
12,649	8.000		07/01/28	12,842
40,193	6.500		10/01/28	47,203
57,806	6.000		07/01/29	65,934
13,070	7.500		09/01/29	13,338
42,248	7.000		03/01/31	47,630
13,839	7.500		03/01/31	16,210
19,478	7.000		11/01/31	20,407
38,470	7.000		01/01/32	39,543
177,870	6.000		12/01/32	205,013
53,019	2.085	(b)	02/01/33	55,483
152,537	5.000		07/01/33	169,345
289,593	2.615	(b)	10/01/34	307,336
260,599	2.697	(b)	02/01/35	273,882
3,970,760	3.500		08/01/35	4,231,456
1,725,237	2.640	(b)	12/01/45	1,781,676
GNMA
97,792	8.000		02/15/22	106,232
33,013	7.500		08/20/25	38,729
173,465	7.500		07/20/26	209,453
116,704	6.500		04/15/31	134,465
179,472	6.500		05/15/31	206,321

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS (Cost $18,399,633)				$ 19,098,781

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $250,554,612)				$259,911,148

Corporate Obligations – 46.0%
Aerospace/Defense – 0.3%
Goodrich Corp.
$ 1,000,000	4.875%		03/01/20	$ 1,109,112

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Aerospace/Defense – (continued)
United Technologies Corp.
$ 2,000,000	5.700%		04/15/40	$ 2,713,270

				3,822,382

Auto Manufacturers – 0.5%
General Motors Co.
2,000,000	5.000		04/01/35	2,116,972
Hyundai Capital America(a)
2,900,000	2.550		02/06/19	2,957,452

				5,074,424

Beverages – 0.6%
Anheuser-Busch Cos., LLC
4,609,000	6.800		08/20/32	6,297,424
Anheuser-Busch InBev Worldwide, Inc.
500,000	7.750		01/15/19	576,244

				6,873,668

Cable TV – 0.2%
Comcast Corp.
1,250,000	6.400		05/15/38	1,778,170

Chemicals – 0.6%
FMC Corp.
3,000,000	5.200		12/15/19	3,254,448
Praxair, Inc.(d)
2,740,000	3.200		01/30/26	2,986,466

				6,240,914

Commercial Banks – 4.7%
Citizens Bank NA(d)
3,000,000	2.450		12/04/19	3,056,001
Commonwealth Bank of Australia(a)
3,400,000	2.250		03/16/17	3,425,993
Cooperatieve Rabobank UA/NY
4,510,000	2.250		01/14/19	4,600,123
Credit Suisse New York
3,000,000	3.000		10/29/21	3,086,520
Deutsche Bank AG
2,000,000	3.125		01/13/21	1,991,036
HSBC USA, Inc.
1,052,000	9.300		06/01/21	1,345,729
Huntington Bancshares, Inc.(d)
1,850,000	3.150		03/14/21	1,928,118
KeyBank NA
4,000,000	3.400		05/20/26	4,112,128
Lloyds Bank PLC
1,640,000	6.375		01/21/21	1,940,522
Manufacturers & Traders Trust Co.(d)
5,840,000	2.250		07/25/19	5,963,738
PNC Bank NA
1,900,000	6.875		04/01/18	2,063,197
2,500,000	2.950	(d)	01/30/23	2,587,220
Santander UK PLC
1,000,000	3.050		08/23/18	1,025,044
The Toronto-Dominion Bank
2,765,000	1.800		07/13/21	2,767,674
U.S. Bancorp(d)
2,050,000	3.600		09/11/24	2,228,827

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Commercial Banks – (continued)
UBS AG
$ 7,161,000	7.375%		06/15/17	$ 7,509,096
Wells Fargo Bank NA
2,000,000	6.180		02/15/36	2,369,092

				52,000,058

Commercial Services – 0.9%
Community Health Network, Inc.
2,225,000	4.237		05/01/25	2,393,860
Henry J. Kaiser Family Foundation
6,250,000	3.356		12/01/25	6,576,331
Northwestern University
1,000,000	4.643		12/01/44	1,293,487

				10,263,678

Communications Equipment – 0.6%
Cisco Systems, Inc.
2,700,000	4.450		01/15/20	2,985,946
2,000,000	2.450		06/15/20	2,089,876
Juniper Networks, Inc.(d)
1,220,000	3.300		06/15/20	1,262,920

				6,338,742

Consumer Services – 0.1%
Kimberly-Clark Corp.
1,000,000	2.750		02/15/26	1,061,722

Diversified Manufacturing – 0.2%
Parker-Hannifin Corp.
2,000,000	3.500		09/15/22	2,188,056

Electric – 1.7%
Duke Energy Progress LLC(d)
2,000,000	2.800		05/15/22	2,112,312
Emerson Electric Co.
1,000,000	6.125		04/15/39	1,419,303
Maxim Integrated Products, Inc.(d)
5,016,000	3.375		03/15/23	5,200,162
Ohio Power Co.
2,870,000	5.850		10/01/35	3,601,442
PacifiCorp
2,000,000	3.850	(d)	06/15/21	2,200,304
1,900,000	6.100		08/01/36	2,591,853
Southern California Edison Co.
1,000,000	5.550		01/15/37	1,316,246
The Connecticut Light & Power Co.
415,000	5.650		05/01/18	446,988

				18,888,610

Financial – 9.0%
Air Lease Corp.(d)
3,000,000	3.375		01/15/19	3,099,000
1,175,000	3.875		04/01/21	1,230,813
American Express Credit Corp.
4,700,000	2.250		08/15/19	4,814,562
American Honda Finance Corp.(a)
1,800,000	1.500		09/11/17	1,810,494
Bank of America Corp.
3,325,000	5.700		01/24/22	3,893,595
3,000,000	4.000		01/22/25	3,116,352

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Bank One Corp.(c)
$ 1,000,000	8.530%		03/01/19	$ 1,165,022
BlackRock, Inc.
5,000,000	4.250		05/24/21	5,589,655
Blackstone Holdings Finance Co. LLC(a)
1,000,000	6.625		08/15/19	1,141,507
3,000,000	5.875		03/15/21	3,512,877
Caterpillar Financial Services Corp.
2,300,000	2.100		06/09/19	2,358,204
CDP Financial, Inc.(a)
1,000,000	3.150		07/24/24	1,077,465
Citicorp Lease Pass-Through Trust 1999-1(a)
2,500,000	8.040		12/15/19	2,949,207
Citigroup, Inc.
3,000,000	5.500		09/13/25	3,415,140
3,500,000	4.125		07/25/28	3,567,504
CME Group, Inc.
1,685,000	3.000		09/15/22	1,799,120
Ford Motor Credit Co. LLC
1,000,000	6.625		08/15/17	1,051,980
1,725,000	3.336		03/18/21	1,799,277
2,500,000	4.134		08/04/25	2,674,560
Franklin Resources, Inc.
5,000,000	2.850		03/30/25	5,195,230
General Electric Co.(b)(d)
1,894,000	5.000		12/29/49	2,040,785
General Motors Financial Co., Inc.(d)
2,000,000	4.200		03/01/21	2,110,420
Invesco Finance PLC
6,509,000	3.125		11/30/22	6,789,772
JPMorgan Chase & Co.
300,000	6.000		01/15/18	320,125
1,600,000	2.250	(d)	01/23/20	1,631,630
2,000,000	4.350		08/15/21	2,206,024
150,000	1.721	(b)	04/26/23	147,566
Legg Mason, Inc.
3,895,000	5.625		01/15/44	4,146,707
Morgan Stanley & Co.
4,375,000	4.100		05/22/23	4,619,593
National Rural Utilities Cooperative Finance Corp.(d)
5,000,000	2.000		01/27/20	5,103,335
PNC Financial Services Group, Inc.(b)(d)
2,500,000	6.750		12/31/49	2,809,375
The Charles Schwab Corp.
2,500,000	1.500	(d)	03/10/18	2,514,520
2,500,000	3.225		09/01/22	2,666,168
Toyota Motor Credit Corp.
1,000,000	2.000		10/24/18	1,019,683
Voya Financial, Inc.
1,800,000	3.650		06/15/26	1,823,553
Wells Fargo & Co.
2,500,000	4.100		06/03/26	2,703,303
1,500,000	4.650		11/04/44	1,634,723

				99,548,846

Food – 0.9%
Campbell Soup Co.
235,000	3.050		07/15/17	239,441
Danone SA(a)
2,700,000	3.000		06/15/22	2,813,333

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Food – (continued)
PepsiCo, Inc.(d)
$ 2,190,000	4.450%	04/14/46	$ 2,635,549
Pernod-Ricard SA(a)
3,500,000	5.750	04/07/21	4,068,627

			9,756,950

Hardware – 0.9%
Intel Corp.
400,000	2.450	07/29/20	417,142
5,000,000	3.100	07/29/22	5,384,985
Xilinx, Inc.
4,425,000	3.000	03/15/21	4,603,266

			10,405,393

Health Technology – 0.2%
Amgen, Inc.
1,295,000	6.400	02/01/39	1,708,502
Gilead Sciences, Inc.
300,000	3.050	12/01/16	302,292

			2,010,794

Healthcare-Products – 0.2%
Medtronic, Inc.
1,875,000	3.150	03/15/22	2,010,686

Healthcare-Services – 0.8%
Mayo Clinic
2,600,000	3.774	11/15/43	2,761,930
Mission Health System, Inc.
5,710,000	3.033	10/01/22	5,748,200
UnitedHealth Group, Inc.
250,000	1.400	10/15/17	251,453

			8,761,583

Household Products(d) – 0.2%
Leggett & Platt, Inc.
2,200,000	3.800	11/15/24	2,326,357

Industrial – 0.3%
Receipts on Corporate Securities Trust NSC-1998-1
366,234	6.375	05/15/17	373,274
Rockwell Automation, Inc.(d)
2,850,000	2.050	03/01/20	2,899,670

			3,272,944

Insurance – 3.7%
American International Group, Inc.(d)
2,000,000	3.750	07/10/25	2,070,632
Assured Guaranty US Holdings, Inc.
1,500,000	5.000	07/01/24	1,678,453
Berkshire Hathaway Finance Corp.
5,000,000	3.000	05/15/22	5,311,495
CNA Financial Corp.
2,215,000	7.350	11/15/19	2,546,858
Genworth Financial, Inc.
2,000,000	7.625	09/24/21	1,680,040
Guardian Life Global Funding(a)
2,000,000	2.000	04/26/21	2,028,432

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Insurance – (continued)
Liberty Mutual Group, Inc.(a)
$ 1,110,000	4.250%		06/15/23	$ 1,187,640
MassMutual Global Funding II(a)
2,000,000	2.100		08/02/18	2,040,324
2,400,000	2.000		04/15/21	2,431,730
MetLife, Inc.(d)
2,055,000	10.750		08/01/69	3,288,000
New York Life Global Funding(a)
3,000,000	2.000		04/13/21	3,048,339
PartnerRe Finance B LLC
525,000	5.500		06/01/20	584,935
Principal Life Global Funding II(a)
2,000,000	2.200		04/08/20	2,030,548
Prudential Financial, Inc.(b)(d)
2,000,000	5.875		09/15/42	2,216,500
Reinsurance Group of America, Inc.
2,000,000	6.450		11/15/19	2,271,768
2,100,000	5.000		06/01/21	2,308,669
Sirius International Group Ltd.(a)
1,269,000	6.375		03/20/17	1,296,983
Travelers Property Casualty Corp.
2,493,000	7.750		04/15/26	3,434,135

				41,455,481

Media – 0.8%
21st Century Fox America, Inc.
1,000,000	7.125		04/08/28	1,360,417
CBS Corp.
2,500,000	7.875		09/01/23	3,143,180
Time Warner, Inc.(d)
4,380,000	3.600		07/15/25	4,722,555

				9,226,152

Metals & Mining – 1.2%
Freeport-McMoRan Copper & Gold, Inc.
1,000,000	2.375		03/15/18	987,500
Glencore Funding LLC(a)
3,000,000	2.500		01/15/19	2,947,227
Rio Tinto Finance USA Ltd.
3,000,000	5.200		11/02/40	3,508,005
The Timken Co.
2,000,000	3.875	(d)	09/01/24	2,001,970
2,750,000	6.875		05/08/28	3,424,448

				12,869,150

Oil & Gas – 3.8%
Apache Corp.
2,835,000	5.100	(d)	09/01/40	2,883,938
1,360,000	7.375		08/15/47	1,770,490
BP Capital Markets PLC
3,835,000	3.245		05/06/22	4,047,317
3,250,000	2.750		05/10/23	3,291,912
Energen Corp.(d)
2,000,000	4.625		09/01/21	1,905,000
Exxon Mobil Corp.(d)
3,000,000	2.726		03/01/23	3,131,730
Halliburton Co.(d)
5,000,000	5.000		11/15/45	5,405,080
Hess Corp.
2,115,000	7.875		10/01/29	2,532,173

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Oil & Gas – (continued)
HollyFrontier Corp.(d)
$ 3,850,000	5.875%	04/01/26	$ 4,158,913
Marathon Oil Corp.(d)
2,000,000	2.700	06/01/20	1,904,412
Marathon Petroleum Corp.
2,000,000	2.700	12/14/18	2,044,906
Phillips 66(d)
3,000,000	4.650	11/15/34	3,208,281
Rowan Cos., Inc.(d)
1,000,000	4.750	01/15/24	820,000
Statoil ASA
2,360,000	2.250	11/08/19	2,426,767
Tosco Corp.
2,095,000	8.125	02/15/30	2,780,890

			42,311,809

Pharmaceuticals – 1.9%
Actavis Funding SCS
2,000,000	2.450	06/15/19	2,045,416
AstraZeneca PLC
3,000,000	1.950	09/18/19	3,050,553
Bayer US Finance LLC(a)
2,000,000	2.375	10/08/19	2,043,060
Johnson & Johnson
5,970,000	5.950	08/15/37	8,992,683
Pfizer, Inc.
2,900,000	7.200	03/15/39	4,485,140
Pharmacia LLC
475,000	6.500	12/01/18	532,276

			21,149,128

Pipelines – 2.3%
Buckeye Partners LP(d)
2,000,000	4.150	07/01/23	2,036,528
DCP Midstream LLC
3,397,000	8.125	08/16/30	3,439,463
DCP Midstream Operating LP(d)
3,000,000	3.875	03/15/23	2,827,500
Energy Transfer Partners LP(d)
3,000,000	4.900	03/15/35	2,809,476
Kinder Morgan Energy Partners LP
4,175,000	5.800	03/15/35	4,347,870
ONEOK Partners LP
875,000	8.625	03/01/19	994,905
Tennessee Gas Pipeline Co. LLC
628,000	8.375	06/15/32	743,583
1,450,000	7.625	04/01/37	1,745,787
TransCanada Pipelines Ltd.(d)
2,500,000	4.875	01/15/26	2,867,720
Williams Partners LP/ACMP Finance Corp.(d)
3,390,000	4.875	05/15/23	3,366,721

			25,179,553

Process Industries – 0.4%
International Paper Co.
2,925,000	8.700	06/15/38	4,409,955

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate(d) – 3.8%
CBRE Services, Inc.
$ 4,700,000	4.875%		03/01/26	$ 4,902,655
Columbia Property Trust Operating Partnership LP
2,485,000	4.150		04/01/25	2,566,938
Digital Realty Trust LP
3,230,000	3.950		07/01/22	3,423,005
Hospitality Properties Trust
1,685,000	4.650		03/15/24	1,737,533
Mid-America Apartments LP
1,860,000	4.300		10/15/23	2,007,308
National Retail Properties, Inc.
1,000,000	3.900		06/15/24	1,060,854
Piedmont Operating Partnership LP
1,290,000	3.400		06/01/23	1,273,474
2,800,000	4.450		03/15/24	2,955,369
Post Apartment Homes LP
1,500,000	3.375		12/01/22	1,529,711
Select Income REIT
3,000,000	4.150		02/01/22	3,020,667
Simon Property Group LP
2,815,000	3.750		02/01/24	3,092,111
UDR, Inc.
2,640,000	3.750		07/01/24	2,822,733
Ventas Realty LP
2,910,000	3.500		02/01/25	3,004,822
Washington Real Estate Investment Trust
1,580,000	3.950		10/15/22	1,602,106
Weingarten Realty Investors
1,000,000	3.850		06/01/25	1,025,711
Welltower, Inc.
2,450,000	4.250		04/01/26	2,658,275
WP Carey, Inc.
2,000,000	4.600		04/01/24	2,080,156
1,575,000	4.000		02/01/25	1,563,758

				42,327,186

Retail – 0.6%
CVS Pass-Through Trust(a)
3,093,524	7.507		01/10/32	3,898,477
O’Reilly Automotive, Inc.(d)
1,000,000	3.800		09/01/22	1,074,271
Wal-Mart Stores, Inc.
1,250,000	6.200		04/15/38	1,814,466

				6,787,214

Software – 0.1%
Adobe Systems, Inc.
563,000	4.750		02/01/20	623,472

Sovereign Agency – 0.2%
Resolution Funding Corp.
1,500,000	8.125		10/15/19	1,830,015

Telecommunications – 1.6%
AT&T, Inc.
2,150,000	6.375		03/01/41	2,726,385
1,500,000	4.800	(d)	06/15/44	1,590,456
Bellsouth Capital Funding Corp.
2,465,000	7.875		02/15/30	3,187,008

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Telecommunications – (continued)
SBA Tower Trust(a)(d)
$ 5,000,000	2.877%	07/15/21	$ 5,045,641
Verizon Communications, Inc.(d)
4,630,000	4.150	03/15/24	5,157,482

			17,706,972

Transportation(d) – 0.2%
Burlington Northern Santa Fe LLC
1,220,000	4.950	09/15/41	1,506,599
Union Pacific Corp.
500,000	4.750	09/15/41	616,595

			2,123,194

Utilities – 1.9%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	3,122,957
Commonwealth Edison Co.
1,645,000	6.450	01/15/38	2,375,778
Entergy Louisiana LLC(d)
3,000,000	3.780	04/01/25	3,255,942
Gulf Power Co.(d)
1,250,000	4.550	10/01/44	1,375,172
KeySpan Corp.
3,375,000	8.000	11/15/30	4,780,023
Louisville Gas & Electric Co.(d)
1,850,000	4.650	11/15/43	2,242,452
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,814,502
PPL Electric Utilities Corp.(d)
1,025,000	4.750	07/15/43	1,250,638

			21,217,464

Yankee – 0.6%
Brookfield Asset Management, Inc.(d)
2,000,000	4.000	01/15/25	2,071,638
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,658,903
Canadian Pacific Railway Co.(d)
2,575,000	4.800	08/01/45	3,039,409

			6,769,950

TOTAL CORPORATE OBLIGATIONS (Cost $485,437,830)			$508,610,672

Foreign Debt Obligation – 0.0%
Sovereign – 0.0%
Ontario Province of Canada
$ 245,000	1.650%	09/27/19	$ 248,332
(Cost $236,971)

U.S. Government Agency Obligations – 2.8%
FFCB
$ 2,860,000	5.190%	04/22/21	$ 3,377,823
FHLB
2,650,000	7.125	02/15/30	4,121,124
FHLMC
2,500,000	5.000	02/16/17	2,560,560

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FHLMC – (continued)
$ 5,500,000	5.500%	08/23/17	$ 5,783,635
3,000,000	4.875	06/13/18	3,227,298
FNMA
3,000,000	5.000	05/11/17	3,103,230
6,000,000	5.375	06/12/17	6,246,078
Tennessee Valley Authority
1,546,990	4.929	01/15/21	1,682,351
836,491	5.131	01/15/21	911,776

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $31,698,219)			$ 31,013,875

U.S. Treasury Obligations – 4.2%
United States Treasury Bonds
$ 3,000,000	3.500%	02/15/39	$ 3,842,694
3,000,000	2.750	08/15/42	3,376,056
10,000,000	2.750	11/15/42	11,239,060
United States Treasury Inflation Protected Securities
306,692	0.125	04/15/17	306,756
374,087	0.125	04/15/18	377,248
United States Treasury Notes
10,000,000	0.750	12/31/17	10,014,450
6,000,000	1.375	09/30/18	6,088,128
8,000,000	2.125	08/31/20	8,375,312
3,000,000	1.750	10/31/20	3,096,444

TOTAL U.S. TREASURY OBLIGATIONS (Cost $43,720,555)			$ 46,716,148

Shares	Description	Value
Investment Company – 0.5%
506,527	Vanguard Long-Term Investment Grade Fund Admiral Shares	$ 5,683,236
(Cost $3,961,043)

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments(f) – 1.5%
Repurchase Agreement – 1.5%
State Street Bank & Trust Co.
$16,621,000	0.010%	08/01/16	$ 16,621,000
Maturity Value: $16,621,000
(Cost $16,621,000)

TOTAL INVESTMENTS (Cost $1,050,471,721)			$1,100,356,239

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			6,523,184

NET ASSETS – 100.0%			$1,106,879,423

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $264,012,887, which represents approximately 23.9% of net assets as of July 31, 2016.

(b)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2016.

(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2016. Maturity date disclosed is the ultimate maturity.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Repurchase agreement was entered into on July 29, 2016. This agreement was fully collateralized by $16,020,000 U.S. Treasury Note, 2.125%, due 01/31/21 with a market value of $16,956,802.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
FFCB	— Federal Farm Credit Bank
FHA	— Insured by Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNIC	— Financial Network Investment Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
PAC	— Planned Amortization Class
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,050,471,723
Gross unrealized gain	66,590,745
Gross unrealized loss	(16,706,229)
Net unrealized security gain	$49,884,516

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(a) – 2.7%
Home Equity – 2.7%
Argent Securities, Inc. Series 2004-W5, Class AV3B
$ 1,461,973	1.353%	04/25/34	$ 1,343,083
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4
516,654	1.353	11/25/34	504,484
Lehman XS Trust Series 2005-7N, Class 1A1A
193,558	0.723	12/25/35	167,746
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
310,683	1.533	03/25/33	306,415
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
238,525	1.853	07/25/34	225,702
Terwin Mortgage Trust Series 2004-9HE, Class A1(b)
148,349	1.253	09/25/34	139,567

			2,686,997

TOTAL ASSET-BACKED SECURITIES (Cost $2,411,447)			$ 2,686,997

Mortgage-Backed Obligations – 23.5%
Collateralized Mortgage Obligations – 14.1%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)
$ 190,994	2.888%	04/25/35	$ 189,860
American Home Mortgage Investment Trust Series 2004-4, Class 5A(a)
1,028,408	2.978	02/25/45	1,029,764
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
161,709	6.000	02/25/34	171,674
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)
314,147	3.040	11/25/33	313,057
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
12,665	2.779	09/20/34	12,530
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)
90,060	3.240	11/25/34	87,793
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
91,807	3.030	09/25/34	91,057
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
63,786	5.375	01/25/35	64,335
FHLMC REMIC PAC Series 023, Class PK
138,061	6.000	11/25/23	151,679
FHLMC REMIC PAC Series 159, Class H
8,217	4.500	09/15/21	8,550
FHLMC REMIC PAC Series 2022, Class PE
25,703	6.500	01/15/28	29,517
FHLMC REMIC PAC Series 2109, Class PE
58,491	6.000	12/15/28	67,025
FHLMC REMIC PAC Series 2345, Class PQ
58	6.500	08/15/16	59
FHLMC REMIC Series 2830, Class DA
9,486	5.000	07/15/19	9,845
FHLMC REMIC Series 2972, Class CA
9,482	4.500	05/15/20	9,675
FHLMC REMIC Series 3816, Class HA
1,074,555	3.500	11/15/25	1,173,880
FHLMC REMIC Series 3968, Class AT
48,738	3.500	03/15/38	48,933

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
First Horizon Mortgage Pass-Through Trust Series 2003-AR3, Class 2A1(a)
$ 550,369	2.740%	09/25/33	$ 549,012
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(c)
8,799	0.000	06/25/22	8,559
FNMA REMIC PAC Series 1992-129, Class L
51,729	6.000	07/25/22	55,778
FNMA REMIC PAC Series 2001-71, Class MB
1,770	6.000	12/25/16	1,794
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	655,886
FNMA REMIC PAC Series 2003-14, Class AP
120,903	4.000	03/25/33	127,874
FNMA REMIC Series 1991-137, Class H
21,975	7.000	10/25/21	23,907
FNMA REMIC Series 1993-182, Class FA(a)
10,225	0.860	09/25/23	10,177
GNMA REMIC Series 2009-65, Class AF
167,644	4.000	07/20/39	178,191
GNMA REMIC Series 2010-115, Class QJ
240,672	3.500	11/20/38	248,924
GNMA REMIC Series 2010-14, Class PA
126,468	3.000	02/20/40	130,521
GNMA REMIC Series 2010-89, Class GL
577,730	4.000	05/20/39	597,839
GNMA REMIC Series 2015-94, Class AT
941,992	2.250	07/16/45	959,482
GSR Mortgage Loan Trust Series 2003-6F, Class A1
65,667	3.000	09/25/32	64,453
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
53,552	5.500	03/25/19	54,349
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
293,775	0.893	05/25/35	264,849
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
924,410	2.948	01/25/36	852,463
Homestar Mortgage Acceptance Corp. Series 2004-2, Class AV1(a)
766,018	1.153	06/25/34	747,130
Impac CMB Trust Series 2003-2F, Class A(a)
320,385	5.730	01/25/33	330,176
Impac CMB Trust Series 2003-8, Class 2A1(a)
130,753	1.353	10/25/33	124,711
Impac CMB Trust Series 2004-7, Class 1A1(a)
111,949	1.193	11/25/34	108,026
Impac CMB Trust Series 2005-2, Class 2A2(a)
137,315	1.253	04/25/35	118,896
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
856,898	0.803	05/25/36	769,730
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
131,815	3.131	10/25/34	125,373
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
198,974	2.851	04/21/34	202,904
Master Alternative Loans Trust Series 2004-9, Class A6(d)
81,674	5.143	08/25/34	84,572
Master Asset Securitization Trust Series 2004-3, Class 5A1
3,071	6.250	01/25/32	3,088

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
MortgageIT Trust Series 2005-1, Class 1A1(a)
$ 1,250,194	1.093%		02/25/35	$ 1,203,104
MortgageIT Trust Series 2005-1, Class 1A2(a)
1,075,350	1.233		02/25/35	1,002,488
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
45,452	3.397		09/25/34	44,611
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
29,894	4.750		04/25/34	30,046
Residential Funding Mortgage Securities Corp. Series 2004-S4, Class 2A6
125,327	4.500		04/25/19	125,868
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
8,836	6.250		12/25/23	8,953
Sequoia Mortgage Trust Series 10, Class 1A(a)
63,696	1.248		10/20/27	62,075
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
136,882	1.108		06/20/33	129,259
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
442,619	2.834		10/25/33	435,064
Vendee Mortgage Trust Series 1996-2, Class 1Z
107,329	6.750		06/15/26	124,129
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS8, Class 2A1
26,731	5.000		05/25/18	26,921
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
53,377	5.750		09/25/18	53,567

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,963,449)				$ 14,103,982

Mortgage-Backed Pass-Through Obligations – 9.4%
FHLMC
$ 5,194	5.500%		08/01/17	$ 5,268
22,082	6.000		10/01/23	25,155
44,456	5.000		05/01/27	48,947
647,248	2.500		04/01/28	668,845
894,274	2.754	(a)	07/01/45	930,500
1,000,000	2.648	(a)	07/01/46	1,034,985
FNMA
40,066	5.500		05/01/19	41,508
38,829	5.500		06/01/20	40,011
104	9.000		07/01/24	104
1,225,220	2.500		03/01/28	1,264,917
2,060,971	2.500		05/01/28	2,127,507
712,972	2.500		01/01/30	733,580
5,902	7.000		11/01/31	6,184
235,434	6.000		07/01/33	269,956
155,335	2.539	(a)	02/01/34	165,268
135,035	2.615	(a)	10/01/34	143,309
912,818	3.500		08/01/35	972,749
877,983	2.640	(a)	12/01/45	906,705
GNMA(a)
188	2.000		11/20/24	193
480	3.000		12/20/24	502
7,450	1.750		04/20/26	7,706
5,058	1.875		08/20/26	5,129

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
GNMA(a) – (continued)
$ 8,269	2.000%		01/20/28	$ 8,574

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS (Cost $9,272,649)				$ 9,407,602

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $22,236,098)				$ 23,511,584

U.S. Government Agency Obligations – 47.3%
FFCB(e)
$ 1,000,000	0.690%		05/16/17	$ 1,000,001
1,000,000	1.170		01/13/20	998,591
1,000,000	1.400		04/13/20	1,000,873
1,000,000	1.420		06/29/20	1,001,563
FHLB
3,250,000	4.875		05/17/17	3,359,424
1,500,000	1.125		04/25/18	1,509,246
2,500,000	2.000		09/13/19	2,579,072
1,000,000	4.125		12/13/19	1,103,892
1,000,000	1.000	(e)(d)	02/27/20	1,002,202
1,500,000	1.375		02/18/21	1,515,821
FHLMC
2,000,000	1.250		05/12/17	2,010,622
1,000,000	1.000		06/29/17	1,003,415
1,150,000	1.000		07/28/17	1,154,137
1,000,000	0.750		04/09/18	999,726
3,000,000	1.750		05/30/19	3,074,874
1,500,000	1.250		08/01/19	1,515,551
1,000,000	1.250		10/02/19	1,010,702
900,000	1.000	(e)(d)	04/13/20	901,169
FNMA
1,000,000	1.125		04/27/17	1,004,189
1,200,000	1.000	(e)	09/20/17	1,204,346
1,200,000	0.875		10/26/17	1,202,605
1,000,000	0.875		12/20/17	1,002,268
1,000,000	0.875		02/08/18	1,002,228
1,000,000	1.150	(e)	11/23/18	1,001,448
1,750,000	1.625		11/27/18	1,782,938
1,000,000	1.125		12/14/18	1,007,009
1,000,000	1.500	(e)	01/30/19	1,003,994
2,000,000	1.875		02/19/19	2,052,998
1,000,000	1.000		02/26/19	1,003,733
1,000,000	1.150	(e)	05/24/19	1,001,781
1,000,000	1.000	(e)	07/26/19	1,000,041
1,500,000	1.750		11/26/19	1,539,107
1,000,000	2.000	(e)	12/30/19	1,002,976
1,000,000	1.500		06/22/20	1,017,797
1,000,000	1.750	(e)	11/20/20	1,028,299
750,000	1.000	(e)(d)	06/16/21	750,081

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $47,078,682)				$ 47,348,719

U.S. Treasury Obligations – 24.3%
United States Treasury Inflation Protected Securities
$ 1,039,130	0.125%		04/15/18	$ 1,047,912
891,128	1.375		07/15/18	927,458
895,032	2.125		01/15/19	953,407
1,025,110	0.125		04/15/19	1,040,633

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Inflation Protected Securities – (continued)
$ 1,444,027	1.375%	01/15/20	$ 1,533,376
1,025,720	0.125	04/15/20	1,044,111
1,043,167	1.125	01/15/21	1,110,415
United States Treasury Notes
3,000,000	0.750	03/31/18	3,004,335
2,000,000	1.375	06/30/18	2,026,562
1,000,000	1.375	02/28/19	1,016,602
1,500,000	1.250	04/30/19	1,521,212
1,000,000	1.000	09/30/19	1,006,133
1,000,000	1.500	10/31/19	1,021,602
1,000,000	1.125	12/31/19	1,009,414
1,000,000	1.625	06/30/20	1,026,875
2,750,000	2.250	03/31/21	2,904,151
1,000,000	2.125	06/30/21	1,051,641
1,000,000	2.250	07/31/21	1,058,203

TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,298,599)			$ 24,304,042

Short-Term Investments(f) – 1.9%
Repurchase Agreement – 1.9%
State Street Bank & Trust Co.
$ 1,918,000	0.010%	08/01/16	$ 1,918,000
Maturity Value: $1,918,000 (Cost $1,918,000)

TOTAL INVESTMENTS (Cost $97,942,826)			$ 99,769,342

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			286,205

NET ASSETS – 100.0%			$100,055,547

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at July 31, 2016.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $365,269, which represents approximately 0.4% of net assets as of July 31, 2016.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2016. Maturity date disclosed is the ultimate maturity.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Repurchase agreement was entered into on July 29, 2016. This agreement was fully collateralized by $1,850,000 U.S. Treasury Note, 2.125%, due 01/31/21 with a market value of $1,958,182.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MSC	— Mortgage Securities Corp.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$97,942,825
Gross unrealized gain	2,856,784
Gross unrealized loss	(1,030,267)
Net unrealized security loss	$1,826,517

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – 95.9%
Alabama(a) – 1.1%
Shelby County AL Board of Education Special Tax School Warrants (Refunding) Series 2016 (A+/Aa3)
$ 2,250,000	4.000%		02/01/29	$ 2,570,445
1,000,000	4.000		02/01/30	1,136,030

				3,706,475

Alaska(a) – 0.6%
Alaska Industrial Development & Export Authority Revenue Bonds (Providence Health & Services) Series H (NR/Aa3)
70,000	5.000	(b)	10/01/16	70,516
1,445,000	5.000		10/01/22	1,456,517
Alaska Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (AA/NR)
450,000	5.000		03/01/27	551,547

				2,078,580

Arizona – 5.7%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)(a)
700,000	4.700		01/01/21	778,652
750,000	4.750		01/01/22	833,925
1,000,000	5.000		01/01/25	1,122,690
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A-/NR)(a)
1,500,000	5.000		05/15/30	1,685,295
Goodyear Community Facilities Utilities District No 1 GO Bonds (Refunding) Series 2016 (A-/A1)(a)
1,000,000	4.000		07/15/30	1,125,770
Goodyear Community Facilities Utilities District No 1 GO Bonds (Refunding) Series 2016 (A-/A1)(a)
1,000,000	4.000		07/15/31	1,121,100
Goodyear Community Facilities Utilities District No 1 GO Bonds (Refunding) Series 2016 (A-/A1)(a)
880,000	4.000		07/15/32	983,294
Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,000,000	5.000		06/01/22	1,215,770
1,000,000	5.000		06/01/23	1,242,450
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
335,000	5.000		07/01/18	361,964
350,000	5.000	(a)	07/01/19	377,195
1,100,000	5.125	(a)	07/01/22	1,194,655
Prescott Valley AZ Certificates of Participation Series 2007 (AMBAC) (A+/WR)(a)(b)
1,055,000	4.375		01/01/17	1,071,943
550,000	4.500		01/01/17	559,114
Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)(a)
1,050,000	4.000		07/01/26	1,232,774
Yuma AZ Municipal Property Corp. Utility System Revenue Bonds (Refunding-Senior Lien) Series 2015 (A+/A1)(a)
2,000,000	3.000		07/01/29	2,071,300
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A+/Aa3)(a)
1,000,000	5.000		07/01/19	1,040,760
1,000,000	5.000		07/01/21	1,040,760

				19,059,411

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Arkansas(a) – 0.5%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (ADFA-GTD) (A+/NR)
$ 435,000	5.480%	09/01/17	$ 436,100
Jacksonville AR Wastewater Revenue Bonds (Refunding) Series B (A+/NR)
1,265,000	4.000	12/01/31	1,359,698

			1,795,798

California – 2.9%
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (Variable) (San Francisco) Series A-1 (AA/Aa3)(a)(c)
3,000,000	1.140	04/01/47	2,994,900
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (Variable) (San Francisco) Series E-3 (AA/Aa3)(a)(c)
1,000,000	1.140	04/01/47	998,300
Bonita Unified School District Taxable GO Bonds Election of 2008 Series B-1 (AA-/NR)
1,000,000	5.560	08/01/25	1,290,770
California Health Facilities Financing Authority Revenue Bonds (Children’s Hospital of Orange) Series 2009 (A-/NR)(a)
1,000,000	6.250	11/01/29	1,171,730
Fresno CA Unified School District GO Bonds Election of 2001 Series G (NR/Aa3)(a)(d)
1,000,000	0.000	08/01/24	795,820
Los Angeles CA Unified School District GO Bonds (Refunding) Series A-1 (AGM) (AA/Aa2)(a)
2,100,000	4.500	07/01/24	2,173,311
University of California CA Revenue Bonds (Unrefunded-General) Series Q (AA/NR)(a)
235,000	5.250	05/15/22	245,998

			9,670,829

Colorado – 2.1%
Adams County CO Certificates of Participation (Refunding) (Improvement) Series 2015 (AA/Aa2)(a)
2,900,000	4.000	12/01/28	3,340,597
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A/NR)
820,000	4.500	03/01/20	902,960
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Johnson & Wales University Project) Series B (A-/A2)
1,255,000	5.000	04/01/22	1,499,298
Regional Transportation District CO Certificates of Participation Series 2015 (A/Aa3)(a)
1,000,000	4.000	06/01/40	1,088,350
Westminster CO Certificates of Participation (Refunding) (NPFG) (AA-/A3)(a)
250,000	4.500	12/01/23	252,960

			7,084,165

Connecticut(a) – 1.5%
Connecticut GO Bonds (Refunding) Series E (AA-/Aa3)
1,000,000	5.000	12/15/20	1,016,010
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/Aa3)
1,000,000	3.250	11/15/24	1,029,130
1,500,000	3.750	11/15/27	1,564,800

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Connecticut(a) – (continued)
Connecticut State Housing Finance Authority Housing Finance Program Revenue Bonds (Refunding) Subseries C-2 (AAA/Aaa)
$ 1,565,000	2.700%		11/15/31	$ 1,556,220

				5,166,160

District Of Columbia(a) – 1.7%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000		06/01/25	1,329,650
Washington Metropolitan Area Transit Authority Gross Revenue Bonds (Transit) Series A (AA-/A2)
3,890,000	5.250		07/01/25	4,353,610

				5,683,260

Florida – 4.1%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) (Partially Prerefunded) Series 2005 (A/A2)(a)
425,000	5.000		04/01/18	426,441
Florida State Board of Education Lottery Revenue Bonds Series A (BHAC) (AAA/Aa1)(a)
850,000	5.000		07/01/23	892,542
Florida State Board of Governors Florida International University Dormitory Revenue Bond Series 2012 A (A/Aa3)(a)
1,000,000	4.000		07/01/26	1,118,930
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
50,000	5.500		07/01/21	58,012
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000		06/01/24	872,893
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)(a)
1,000,000	5.000		10/01/22	1,157,300
1,000,000	5.500		10/01/25	1,180,700
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)(a)
685,000	5.250		04/01/21	814,150
North Miami Beach Water Revenue Bond (Refunding) Series 2012 (A+/NR)(a)
2,050,000	5.000		08/01/32	2,450,775
Seminole County FL School Board Certificates of Participation Series B (AA-/Aa3)(a)
500,000	5.000		07/01/24	598,945
Tallahassee FL Health Facilities Revenue Bonds (Tallahassee Memorial Healthcare, Inc. Project) Series A (NR/Baa1)
300,000	5.000		12/01/16	304,101
350,000	5.000		12/01/17	367,794
400,000	5.000		12/01/18	434,396
260,000	5.000		12/01/19	290,776
330,000	5.000		12/01/20	378,068
1,350,000	4.000	(a)	12/01/46	1,386,477
Walton County FL School Board Certificates of Participation Series 2015 (AGM) (AA/A2)(a)
1,000,000	5.000		07/01/25	1,239,030

				13,971,330

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Georgia – 0.5%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NPFG) (AA-/A3)
$ 75,000	6.100%		10/01/19	$ 81,230
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (AA-/Aa2)
55,000	5.500		08/01/23	64,780
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000		03/15/26	1,263,240
Fulton County GA Development Authority Revenue Bonds (Spelman College) Series 2007 (NR/A1)(a)(b)
150,000	5.000		06/01/17	155,440

				1,564,690

Illinois – 10.6%
Arlington Heights IL GO Bonds Series 2016 (NR/Aa1)(a)
2,140,000	4.000		12/01/34	2,375,443
2,115,000	4.000		12/01/36	2,325,654
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago Transit Authority) Series 2006 (AMBAC) (A+/A2)
350,000	5.250		03/01/33	396,256
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds - Direct Payment to Issuer) Series B (Assured Guaranty) (AA/A3)(a)
300,000	6.400		12/01/28	344,163
Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000		12/15/25	1,361,682
Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300		01/01/24	533,285
860,000	4.150	(a)	01/01/29	902,493
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA/NR)(a)
400,000	5.000		02/01/23	465,360
Hoffman Estates IL GO Bonds (Taxable-Refunding) Series A (AA+/Aa2)(a)
1,200,000	4.200		12/01/25	1,358,256
Illinois Finance Authority Revenue Bonds (Bradley University Projects) Series A (XLCA) (A/WR)(a)
3,000,000	5.000		08/01/27	3,118,740
Illinois Finance Authority Revenue Bonds (Columbia College) (NPFG) (AA-/A3)(a)(b)
2,000,000	5.250		12/01/17	2,123,340
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa3)(a)
470,000	4.850		01/01/26	528,506
1,625,000	5.000		01/01/30	1,833,081
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) (ETM) Series 2011 (BBB+/NR)
300,000	5.000		12/01/17	317,511
405,000	4.000		12/01/18	436,193
420,000	4.250		12/01/19	468,073
440,000	4.500		12/01/20	507,285
Illinois Finance Authority Revenue Bonds (Refunding-Northshore University Health System) Series 2010 (AA/Aa2)(a)
1,000,000	5.000		05/01/29	1,115,340

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Bonds (Refunding-OSF Healthcare System) Series A (A/A2)(a)
$ 1,000,000	4.000%		11/15/33	$ 1,091,480
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)(a)
1,210,000	5.500		08/15/24	1,355,527
Illinois Finance Authority Revenue Bonds (The Carle Foundation) Series A (A+/NR)(a)
1,000,000	5.375		08/15/26	1,188,250
Illinois State GO Bonds (BBB+/Baa2)
3,000,000	4.000		09/01/21	3,182,400
Illinois State GO Bonds Series A (BBB+/Baa2)(a)
1,000,000	5.000		03/01/28	1,003,460
Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000		11/01/23	1,233,210
Northern Illinois Municipal Power Agency Revenue Bonds (Prairie State Project) Series A (NPFG) (NR/A2)(a)
1,000,000	5.000		01/01/20	1,056,050
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (Assured Guaranty) (AA/NR)(d)
540,000	0.000		04/01/18	522,698
Peoria IL GO Bonds (Refunding) Series B (AA-/Aa3)
1,205,000	5.000		01/01/24	1,463,930
Peoria IL Metropolitan Airport Authority Revenue Bonds (Alternative Revenue Source) Series 2008 (NR/Aa2)(a)
1,000,000	5.000		12/01/26	1,098,120
Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)(a)
750,000	4.750		10/01/32	824,633
University of Illinois Board of Trustees Certificates of Participation (Prerefunded-Refunding) Series A (NR/NR)(a)(b)
575,000	5.000		10/01/17	604,434
University of Illinois Board of Trustees Certificates of Participation (Unrefunded-Refunding) Series A (A+/Aa3)(a)
425,000	5.000		10/01/20	444,822

				35,579,675

Indiana – 5.6%
Anderson IN School Building Corp. Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,565,000	4.000		07/15/26	1,748,825
Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000		07/15/23	2,825,643
Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)(a)
840,000	4.000		07/15/28	932,366
910,000	4.000		07/15/30	997,797
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/Aa3)
250,000	4.930		02/01/17	254,470
675,000	6.050	(a)	02/01/23	807,273
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000		02/01/25	633,350
425,000	5.000		02/01/27	491,232
700,000	5.000		02/01/28	806,526
600,000	5.000		02/01/29	688,242

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – (continued)
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A1)(a)
$ 815,000	5.000%		02/01/28	$ 970,323
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)(a)
530,000	5.310		04/01/25	575,193
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000		07/15/24	1,230,790
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
2,245,000	4.000		01/15/26	2,564,620
2,235,000	4.000		01/15/27	2,523,449
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)(a)
900,000	4.500		09/01/32	973,710

				19,023,809

Iowa(a) – 0.5%
Iowa Finance Authority Health Facilities Revenue Bonds (Mercy Medical Center Project) Series 2012 (A/A2)
1,410,000	5.000		08/15/27	1,649,277

Kansas(a) – 1.9%
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)
1,500,000	4.000		10/01/36	1,676,655
Kansas State Development Finance Authority Revenue Bonds (University Project) Series A (AA-/Aa2)
4,100,000	4.000		03/01/29	4,615,534

				6,292,189

Kentucky – 3.2%
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/Aa3)(a)
1,000,000	5.000		08/01/26	1,235,050
Fayette County KY School District Finance Corp. Revenue Bonds (Refunding) Series B (A+/Aa3)
2,000,000	4.000		05/01/25	2,331,600
2,000,000	4.000	(a)	05/01/26	2,305,520
Kentucky State Higher Education Student Loan Corp. (Senior Lien) Series A (AMT) (A/NR)(a)
1,225,000	3.750		06/01/26	1,249,965
Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/Aa3)
545,000	5.000		06/01/20	618,303
595,000	5.000		06/01/21	689,819
590,000	5.000		06/01/22	695,787
610,000	5.000		06/01/23	731,835
690,000	5.000		06/01/24	842,635

				10,700,514

Louisiana(a) – 3.3%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A3)
5,000,000	5.500		10/01/25	5,847,850

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Louisiana(a) – (continued)
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (BBB+/Baa1)
$ 3,715,000	5.250%	10/01/27	$ 4,284,435
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (NR/Baa1)
800,000	5.000	05/15/30	970,160

			11,102,445

Maine(a) – 0.3%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)
1,000,000	5.000	07/01/24	1,170,270

Massachusetts – 1.9%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)(a)
905,000	5.100	01/01/25	974,902
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)(a)
890,000	4.250	07/01/22	951,766
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA-/Aa3)
480,000	2.500	12/01/20	491,002
475,000	2.700	06/01/21	487,682
475,000	3.050	06/01/22	491,036
480,000	3.250	06/01/23	502,152
Massachusetts State Housing Finance Agency Revenue Bonds Series D (NR/NR)(a)
2,410,000	2.900	12/01/31	2,416,796
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (GO of Authority) (AA+/Aa1)
20,000	6.500	07/15/19	21,831

			6,337,167

Michigan – 8.2%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
730,000	5.000	05/01/24	902,302
East Lansing MI School District GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,175,000	5.000	05/01/24	1,452,335
Grand Valley MI State University Revenue Bonds (Refunding) Series A (A+/A1)(a)
1,500,000	4.000	12/01/29	1,697,730
1,375,000	4.000	12/01/30	1,552,416
Grand Valley MI State University Revenue Bonds Series 1998 (NPFG) (FGIC) (AA-/A3)
395,000	5.500	02/01/18	396,327
Grand Valley MI State University Revenue Bonds Series A (A+/A1)(a)
1,595,000	5.000	12/01/28	1,955,805
Marshall MI Public Schools District GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)(a)
1,380,000	4.000	11/01/28	1,570,688
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA-/NR)(a)
750,000	5.000	05/01/26	926,947
Michigan State Finance Authority Revenue Bonds (Refunding-Beaumont Health Credit Group) Series 2015 (A/A1)
1,500,000	5.000	08/01/24	1,868,550

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Michigan State Finance Authority Revenue Bonds (Refunding-Beaumont Health Credit Group) Series 2015 (A/A1) – (continued)
$ 1,000,000	5.000	%(a)	08/01/25	$ 1,230,580
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (GO of Authority) (AA/NR)
690,000	4.500		10/01/19	754,336
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non AMT) Series A (GO of Authority) (AA+/NR)(a)
965,000	4.750		12/01/25	1,035,175
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (AA-/NR)(a)
1,000,000	4.000		05/01/24	1,143,900
Oakland University Revenue Bond Series 2012 (NR/A1)(a)
2,000,000	5.000		03/01/32	2,339,320
Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000		05/01/28	863,025
South Redford MI School District GO Bonds (Refunding) Series 2014 (Q-SBLF) (AA-/NR)(a)
1,590,000	5.000		05/01/26	1,925,522
Warren Woods MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,480,000	5.000		05/01/24	1,826,912
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000		04/01/25	755,495
Wayne MI State University Revenue Bonds Series A (A+/Aa3)(a)
3,180,000	5.000		11/15/24	3,577,691

				27,775,056

Minnesota – 0.8%
Minneapolis & Saint Paul MN Metropolitan Airports Commission Revenue Bonds (Refunding) Series B (NPFG) (AA-/A3)(a)
1,000,000	5.000		01/01/22	1,019,290
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
55,000	3.800		07/01/17	55,602
Minnesota State Municipal Power Agency Electric Revenue Bonds(Refunding) Series 2014 (NR/A2)
500,000	4.000		10/01/21	566,635
St. Paul MN Housing & Redevelopment Authority Health Care Facilities Revenue Bonds (Refunding-Healthpartners Obligated Group) Series A (A/A2)(a)
1,000,000	5.000		07/01/28	1,223,620

				2,865,147

Mississippi – 1.2%
Alcorn State University Educational Building Corp. (Refunding-Facilities) (Re-Financing Project) Series 2016 (NR/Aa2)(a)
1,560,000	4.000		09/01/33	1,759,883
Mississippi Home Corporation Homeownership Revenue Bonds Series A (GNMA/FNMA/FHLMC) (NR/Aaa)
25,000	2.700		06/01/18	25,498
Mississippi State Development Bank Special Obligation (Pearl Public School District) Series 2016 (NR/Aa3)(a)
1,355,000	4.000		04/01/34	1,511,204

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Mississippi – (continued)
Mississippi State Development Bank Special Obligation (Pearl Public School District) Series 2016 (NR/Aa3)(a) – (continued)
$ 660,000	4.000%	04/01/35	$ 733,108

			4,029,693

Missouri – 0.9%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/Aa3)(a)
500,000	5.000	04/01/32	588,555
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (A-/NR)
1,490,000	4.250	02/15/21	1,632,653
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(d)
305,000	0.000	02/01/17	303,289
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)(a)
500,000	5.000	11/15/17	502,195

			3,026,692

Nebraska(a) – 0.2%
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Prerefunded-Refunding) (Health Facilities-Children’s Hospital) Series 2008 (NR/NR)(b)
220,000	6.000	08/15/17	232,313
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Unrefunded-Refunding) (Health Facilities-Children’s Hospital) Series 2008 (NR/A2)
280,000	6.000	08/15/22	296,243

			528,556

Nevada(a) – 1.3%
Clark County NV School District GO Bonds (Building) Series B (AMBAC) (AA-/A1)
2,150,000	5.000	06/15/20	2,232,216
Clark County NV School District GO Bonds (Limited Tax Building) Series C (AA-/A1)(b)
1,100,000	5.000	12/15/17	1,167,639
Las Vegas Valley NV Water District GO Bonds (Refunding) Series B (AA/Aa1)
800,000	5.000	06/01/22	862,816

			4,262,671

New Hampshire – 1.0%
Manchester NH General Airport Revenue Bonds Series A (BBB+/Baa1)
2,990,000	5.000	01/01/21	3,398,015

New Jersey – 4.6%
East Orange NJ GO Bonds (Refunding-Water Utilities) Series B (AGM) (AA/A2)
1,500,000	5.000	07/15/24	1,864,110
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
785,000	3.150	06/15/25	826,762

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – (continued)
New Jersey Housing & Mortgage Finance Agency MF Revenue Bonds (Refunding) Series A (AA-/NR)(a)
$ 2,000,000	3.900%		11/01/50	$ 2,087,560
New Jersey State Certificates of Participation (Equipment Lease Purchase) Series A (A-/A3)(a)
1,000,000	5.000		06/15/21	1,051,470
New Jersey State Economic Development Authority Revenue Bonds (School Facilities Construction) Series UU (A-/A3)(a)
1,750,000	5.000		06/15/28	1,948,170
New Jersey State Economic Development Authority Revenue Bonds School Facilities Construction (Refunding) Series F (A-/A3)(a)(c)
4,700,000	2.227		02/01/18	4,702,209
New Jersey State Higher Education Assistance Authority Revenue Bonds (Senior Lien) Series 1A (AMT) (AA/Aa2)(a)
1,575,000	3.625		12/01/30	1,625,935
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)(a)
1,290,000	4.750		12/01/23	1,389,369
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa3)
100,000	5.750		02/15/21	108,912

				15,604,497

New York – 1.3%
Metropolitan Transportation Authority NY Revenue Bonds Series 2008 C (AA-/A1)
95,000	5.500		11/15/18	100,624
Metropolitan Transportation Authority NY Revenue Bonds Series H (AA-/A1)(a)
1,000,000	4.000		11/15/23	1,151,300
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)(a)
500,000	5.000		06/01/29	591,470
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA+/Aa2)(a)
250,000	3.800		11/01/37	262,418
New York State Dormitory Authority Revenues Non Supported Debt Revenue Bonds (Refunding-Icahn School Medicine at Mount Sinai) Series A (A-/A3)(a)
1,000,000	5.000		07/01/27	1,251,150
New York State Dormitory Authority Revenues Non Supported Debt Revenue Bonds (School District Financing Program) Series C (AGM) (AA/A2)(a)
1,000,000	5.000		10/01/20	1,048,670

				4,405,632

North Carolina – 1.0%
North Carolina State Medical Care Commission Revenue Bonds (Refunding-NC Baptist Hospital) (A/A2)(a)
1,190,000	5.000		06/01/22	1,361,551
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
200,000	2.000		06/01/20	205,134
420,000	3.000		06/01/21	450,244
330,000	4.000		06/01/22	371,936
350,000	4.000		06/01/23	398,773
480,000	4.000	(a)	06/01/25	545,568

				3,333,206

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Ohio(a) – 2.0%
Akron OH Certificates of Participation (Refunding-Municipal Baseball Stadium Project) Series 2013 (A+/NR)
$ 660,000	3.000%		12/01/19	$ 683,912
Akron OH GO Bonds (Refunding) (AA-/NR)
545,000	5.000		12/01/26	677,871
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (BBB+/A3)
1,000,000	5.000		05/01/27	1,210,970
1,000,000	5.000		05/01/28	1,203,070
750,000	5.000		05/01/29	897,727
Toledo OH Waterworks Revenue Bonds (Refunding-System) (AA-/Aa3)
1,690,000	5.000		11/15/27	2,104,185

				6,777,735

Oregon – 0.2%
Oregon State Housing & Community Services Department Housing Revenue Bonds Single Family Mortgage Program Series A (FHLMC) (NR/Aa3)
590,000	5.000		07/01/17	612,090

Pennsylvania – 8.2%
Butler County PA Hospital Authority Revenue Bonds (Refunding) Series 2015 (NR/Baa1)
500,000	5.000		07/01/25	614,535
450,000	5.000	(a)	07/01/26	551,448
490,000	5.000	(a)	07/01/27	596,041
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
1,025,000	5.000		10/01/19	1,143,080
1,250,000	5.250	(a)	10/01/31	1,434,562
East Stroudsburg PA Area School District GO Bonds (AGM) (NR/Aa3)(a)
2,200,000	5.000		09/01/22	2,303,092
Lancaster PA GO Bonds Series 2007 (AMBAC) (NR/A1)(a)(b)
2,000,000	5.000		05/01/17	2,066,920
Pennsylvania State GO Bonds Second Series (AGC) (AA/Aa3)(a)(b)
1,000,000	4.500		03/01/26	1,023,160
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (Drexel University College Medicine) Series 2007 (NPFG) (AA-/A3)(a)(b)
1,250,000	5.000		05/01/27	1,319,200
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds Series 113 (AA+/Aa2)
795,000	4.000		10/01/18	840,410
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Refunding-Subordinated) Series B (NR/A3)(a)
1,500,000	5.000		06/01/29	1,820,550
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Variable-Refunding) Series B-1 (A/A1)(a)(c)
3,000,000	0.890		12/01/17	2,995,860
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series B (A/A1)(a)
2,315,000	5.000		12/01/25	2,611,621
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A/A1)(a)
500,000	5.000		12/01/26	619,285

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Philadelphia PA Authority for Industrial Development City Agreement Revenue Bonds (Refunding-Central Library Project) Series B (A+/A2)
$ 610,000	3.000%		12/01/18	$ 633,552
Philadelphia PA Authority for Industrial Development City Agreement Revenue Bonds (Refunding-Cultural & Commercial Corridors Programs) Series A (A+/A2)
2,000,000	4.000		12/01/18	2,122,920
State Public School Building Authority Revenue Bonds (Refunding-Montgomery County Community College) (NR/A1)(a)
1,065,000	5.000		05/01/29	1,287,809
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,222,690
2,205,000	4.000	(a)	11/01/29	2,426,669

				27,633,404

Rhode Island – 1.3%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Development) Series 1 (NR/Aa2)(a)
260,000	5.125		10/01/30	285,017
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds Homeownership Opportunities Series 61 B (Non-AMT) (Non-ACE) (AA+/Aa2)(a)
2,150,000	3.450		04/01/26	2,271,819
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Bonds (Bryant University Project) (A/A2)
950,000	5.000		06/01/21	1,098,989
Rhode Island State Health & Educational Building Corp. Public School Revenue Bonds (Unrefunded-Financing Program) Series A (AMBAC) (NR/A3)(a)
310,000	5.000		05/15/23	311,221
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (NR/Aa2)(a)
430,000	3.500		04/01/22	459,748

				4,426,794

South Carolina – 3.0%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA/A3)(a)(b)
1,000,000	5.000		12/01/16	1,014,850
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,228,200
Newberry Investing in Children’s Education SC Installment Purpose Revenue Bonds (Refunding- Newberry Co. School District) Series 2014 (A/A1)(a)
2,925,000	5.000		12/01/25	3,620,302
Scago Educational Facilities Corp. for Colleton School District Revenue Bonds (Refunding) (A-/A3)(a)
1,000,000	5.000		12/01/26	1,211,900
Scago Educational Facilities Corp. for Pickens School District Revenue Bonds (Refunding) Series 2015 (A/A1)(a)
2,550,000	5.000		12/01/27	3,152,233

				10,227,485

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Dakota – 0.7%
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
$ 1,035,000	2.700%	05/01/25	$ 1,098,828
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Avera Health Issue) Series A (AA-/A1)(a)
1,000,000	5.000	07/01/25	1,170,790

			2,269,618

Tennessee(a) – 0.4%
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)
770,000	3.500	07/01/27	814,337
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)
490,000	4.050	01/01/38	533,115

			1,347,452

Texas – 5.4%
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (AAA/NR)
725,000	5.000	08/15/25	906,649
Canyon TX Regional Water Authority Contract Revenue Bonds (Refunding-Mid Cities Project) (AMBAC) (AA/NR)(a)
220,000	5.000	08/01/22	220,680
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA-/A1)(a)
930,000	5.000	09/01/27	1,164,053
980,000	5.000	09/01/28	1,218,336
Forney TX Independent School District GO Bonds (Refunding) Series 2015 (PSF-GTD) (AAA/Aaa)(a)
2,630,000	4.000	08/15/24	2,787,853
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)(a)
235,000	5.000	02/15/20	250,418
Katy TX Independent School District GO Bonds (Refunding) Series A (AAA/Aaa)
300,000	5.000	02/15/25	384,915
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)(a)
1,000,000	4.000	08/15/26	1,154,480
Lower Colorado River Authority Revenue Bonds (Prerefunded-Refunding) (NR/NR)(a)(b)
5,000	5.625	05/15/19	5,663
Mansfield TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)(a)
2,460,000	4.000	02/15/29	2,835,863
Nolan County TX Hospital District GO Bonds Series 2014 (NR/A3)(a)
1,025,000	5.000	08/15/27	1,226,095
North Texas Tollway Authority Revenue Bonds (Prerefunded 2016-Refunding-System First Tier) Series A (AA/A1)(a)(b)
225,000	5.750	01/01/18	241,256
North Texas Tollway Authority Revenue Bonds (Unrefunded 2016-Refunding-System First Tier) Series A (AA/A1)(a)
80,000	5.750	01/01/40	85,662

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
North TX Tollway Authority Revenue Bonds (Prerefunded-Refunding System) (First Tier) Series A (AGC-ICC) (AA/A1)(a)(b)
$ 295,000	5.750%	01/01/18	$ 316,314
Odessa TX GO Bonds (Refunding) Series 2015 (AA/Aa3)(a)
1,000,000	5.000	03/01/27	1,216,230
Wichita Falls TX Water & Sewer System Revenue Bonds (Refunding-Priority Lien) Series 2008 (NPFG) (A/A3)(a)
4,055,000	4.500	08/01/26	4,060,515

			18,074,982

Utah(a) – 1.3%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
2,025,000	3.000	04/01/29	2,102,355
2,265,000	3.000	04/01/31	2,312,384

			4,414,739

Vermont – 0.5%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/WR)
1,000,000	5.000	12/15/20	1,146,470
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AMT) (AA/NR)
410,000	4.000	06/15/20	444,497

			1,590,967

Virginia – 0.1%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Prerefunded-Refunding) (ETM) Series 1998 (AA-/A3)
145,000	5.250	07/15/17	151,505
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Unrefunded-Refunding) Series 1998 (AA-/A3)
80,000	5.250	07/15/17	82,572

			234,077

Washington – 2.5%
COB Properties WA Lease Revenue Bonds (Bothell City Hall Project) Series 2014 (AA/NR)(a)
1,620,000	5.000	12/01/26	2,005,090
Grays Harbor County WA Public Utility District No. 1 Revenue Bonds (Refunding) Series A (A/A1)(a)
250,000	4.000	01/01/40	276,485
Port of Seattle WA Revenue Bonds (Refunding-Intermediate Lien) Series 2006 (XLCA) (A+/A1)(a)
1,400,000	5.000	02/01/26	1,400,000
Washington Higher Education Facilities Authority Revenue Bonds Seattle University Project Series 2011 (Refunding) (A/NR)
560,000	5.000	05/01/18	601,267
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (A-/A3)(a)
500,000	6.000	10/01/23	555,590
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)(a)
1,495,000	5.000	08/15/27	1,863,966

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Washington – (continued)
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)(a)
$ 1,500,000	3.450%	12/01/30	$ 1,587,795

			8,290,193

Wisconsin(a) – 1.5%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA/Aa3)
1,000,000	5.000	08/15/21	1,087,300
Wisconsin State Housing & Economic Development Authority Home Ownership Revenue Bonds (Non-ACE) Series B (AA/Aa2)
1,360,000	3.150	09/01/30	1,388,043
Wisconsin State Housing & Economic Development Authority Home Ownership Revenue Bonds (Refunding) Series B (AA/Aa2)
1,000,000	3.250	09/01/26	1,066,730
Wisconsin State Housing & Economic Development Authority Revenue Bonds (Refunding) Series C (AA/Aa3)
1,395,000	4.100	05/01/43	1,497,756

			5,039,829

Wyoming – 0.3%
Lincoln County Building Corp. Lease Revenue Bonds Series 2012 (A+/NR)
295,000	2.000	05/01/17	297,864
305,000	3.000	05/01/18	316,816
Wyoming Community Development Authority Homeownership Mortgage Revenue Bonds Series A (NR/Aa2)
450,000	2.250	12/01/16	452,358

			1,067,038

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $307,556,039)			$322,871,612

Shares	Description	Value
Investment Company – 1.8%
493,274	T. Rowe Price Tax-Free High Yield Fund (NR/NR)	$ 6,116,592
(Cost $5,500,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(e) – 1.5%
Repurchase Agreement – 1.5%
State Street Bank & Trust Co.
$ 5,057,000	0.010%	08/01/16	$ 5,057,000
Maturity Value: $5,057,000
(Cost $5,057,000)

TOTAL INVESTMENTS (Cost $318,113,039)			$334,045,204

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			2,643,132

NET ASSETS – 100.0%			$336,688,336

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2016.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Repurchase agreement was entered into on July 29, 2016. This agreement was fully collateralized by $4,875,000 U.S. Treasury Note, 2.125%, due 01/31/21 with a market value of $5,160,075.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Berkshire Hathaway Assurance Corp.
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
VA	— Veterans Administration
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$318,113,039
Gross unrealized gain	16,098,178
Gross unrealized loss	(166,013)
Net unrealized security gain	$15,932,165

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 96.7%
Arizona(a) – 0.7%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$1,000,000	5.000%	01/01/25	$ 1,122,690
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,215,000	5.150	07/01/24	1,320,122

			2,442,812

California(b) – 1.0%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (FGIC) (AA-/A3)
2,000,000	0.000	07/01/27	1,623,620
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NPFG) (FGIC) (AA-/A3)
2,400,000	0.000	08/01/29	1,661,544

			3,285,164

Florida – 0.3%
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,144,670

Illinois – 1.4%
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)(a)
1,000,000	5.500	08/15/24	1,120,270
Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/Aa2)(a)
2,000,000	4.125	02/01/30	2,251,420
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Prerefunded-Capital Appreciation) Series 2004 (NPFG) (AA-/A3)(b)
1,500,000	0.000	11/01/19	1,425,767

			4,797,457

Indiana(a) – 0.8%
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	553,855
Tri-Creek IN 2002 High School Building Corporation Revenue Bonds (Refunding) Series 2016 (AA+/NR)
2,000,000	4.000	07/15/34	2,251,080

			2,804,935

Iowa(a) – 0.4%
Waterloo Community School District Infrastructure Sales & Services Tax Revenue Bonds (Refunding) Series A (A/NR)
1,245,000	5.250	01/01/30	1,389,569

Kansas(a) – 0.5%
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)
1,500,000	5.000	11/15/32	1,780,605

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Louisiana(a) – 2.8%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding-Independence Stadium Project) (A/NR)
$1,525,000	5.000%		03/01/21	$ 1,622,478
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A3)
7,000,000	5.500		10/01/25	8,186,990

				9,809,468

Missouri – 85.8%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000		11/01/17	205,866
230,000	3.000		11/01/18	239,398
210,000	3.000	(a)	11/01/19	217,537
225,000	3.625	(a)	11/01/22	232,981
470,000	3.700	(a)	11/01/23	486,079
225,000	3.800	(a)	11/01/24	236,581
480,000	3.875	(a)	11/01/25	505,061
250,000	4.000	(a)	11/01/26	264,253
Belton MO Certificates of Participation (A+/NR)(a)
500,000	5.125		03/01/25	531,390
500,000	5.250		03/01/29	532,120
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)(a)
150,000	4.000		03/01/21	157,955
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA+/Aa3)(a)
1,000,000	5.000		10/01/33	1,189,660
1,035,000	5.000		10/01/44	1,220,689
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA/A2)
2,000,000	5.250		07/01/20	2,306,900
Boone County MO Hospital Revenue Bonds (NR/Baa1)(a)(c)
2,350,000	5.750		08/01/28	2,587,608
Boone County MO Hospital Revenue Bonds Series 2012 (NR/Baa1)
400,000	4.000		08/01/18	422,496
500,000	4.000		08/01/19	539,980
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)(a)
2,000,000	4.000		03/01/27	2,225,040
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)(a)
750,000	5.000		06/01/26	879,930
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000		02/15/22	715,680
Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000		03/01/34	1,140,760
1,000,000	4.000		03/01/35	1,136,170
1,000,000	4.000		03/01/36	1,131,590
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)(a)
1,280,000	5.000		03/01/25	1,364,954
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)(a)
810,000	5.200		12/01/23	891,130
Columbia MO Special Obligation Revenue Bonds (Refunding) Series 2015 (AA/NR)
495,000	5.000		02/01/18	527,660
470,000	5.000		02/01/19	519,641

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
$ 500,000	4.000%		10/01/42	$ 537,665
Cottleville MO Certificates of Participation (Refunding) (NR/A2)(a)
1,000,000	3.750		08/01/32	1,033,750
Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000		12/01/24	1,630,642
1,215,000	5.000		12/01/25	1,541,483
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)(a)
200,000	5.000		09/01/20	200,430
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)(a)
1,000,000	5.000		12/30/26	1,225,660
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/Aa3)(a)
4,280,000	5.000		04/01/32	5,038,031
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(a)
500,000	5.625		03/01/25	571,110
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (BBB-/NR)(a)
500,000	5.924		10/01/30	527,875
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (AA/A3)(a)
180,000	4.600		06/01/29	180,151
Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,500,000	4.000		03/01/30	1,766,010
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)
600,000	3.000		04/01/22	646,632
875,000	3.000		04/01/23	945,770
500,000	3.000		04/01/24	540,515
960,000	3.000	(a)	04/01/26	1,016,640
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)(a)(c)
2,365,000	5.000		03/01/18	2,529,699
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)(a)(c)
1,085,000	4.500		12/01/16	1,099,333
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NPFG) (NR/Aa3)(a)
500,000	5.000		12/01/20	507,105
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (A-/NR)(a)
475,000	3.000		04/15/28	487,835
575,000	3.250		04/15/30	592,796
550,000	3.300		04/15/31	565,835
700,000	3.375		04/15/32	721,315
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)(a)(c)
500,000	5.000		03/01/18	534,820
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (NR/Aa3)(a)(c)
1,360,000	5.000		12/01/16	1,380,196
Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/Aa3)
4,000,000	3.000		12/01/16	4,033,240

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/Aa3) – (continued)
$ 1,000,000	5.000	%(a)	12/01/25	$ 1,254,340
Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/Aa3)(a)
1,345,000	4.000		12/01/26	1,565,378
1,455,000	4.000		12/01/28	1,672,086
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)
890,000	4.000		12/01/17	929,587
595,000	4.250	(a)	12/01/23	673,433
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
900,000	3.500		12/01/18	955,062
920,000	3.850		12/01/20	1,023,739
500,000	4.350	(a)	12/01/23	568,850
820,000	4.500	(a)	12/01/24	939,613
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (AA-/NR)(a)
290,000	4.000		12/01/20	302,348
435,000	4.000		12/01/21	453,109
425,000	4.000		12/01/22	442,289
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (A-/NR)(a)
1,000,000	5.500		02/15/31	1,143,490
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A-/NR)(a)
1,895,000	5.000		02/15/27	2,287,777
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)(a)
5,425,000	4.500		02/01/24	6,344,483
Kansas City MO Industrial Development Authority Revenue Bonds (AMBAC) (AA-/A1)(a)
1,905,000	4.500		12/01/26	1,994,249
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A1)(a)
2,130,000	5.500		09/01/29	2,532,400
Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(a)
1,895,000	4.000		01/01/33	2,144,704
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series C (AA-/A1)(a)(c)
2,575,000	5.500		04/01/18	2,784,553
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)(a)
95,000	6.431		04/01/18	100,323
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(b)
4,465,000	0.000		02/01/18	4,384,585
Kansas City MO Special Obligation Revenue Bonds (Downtown Streetcar Project) Series A (AA-/A1)(a)
760,000	5.000		09/01/31	855,114
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)(a)
500,000	5.000		04/15/31	564,675
Kansas City MO Water Revenue Bonds (Refunding & Improvement) Series A (AA+/Aa1)
1,000,000	5.000		12/01/16	1,014,980

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)(a)
$ 500,000	6.050%	09/01/30	$ 527,410
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,860,000	5.000	02/15/20	2,114,876
1,700,000	5.000	02/15/21	1,984,189
Ladue MO School District GO Bonds (Prerefunded-Refunding & Improvement) (NR/NR)(a)
275,000	5.000	03/01/20	281,628
305,000	5.000	03/01/22	312,351
280,000	5.000	03/01/23	286,748
Ladue MO School District GO Bonds (Unrefunded-Refunding & Improvement) (AAA/NR)(a)
225,000	5.000	03/01/20	231,217
240,000	5.000	03/01/22	246,530
220,000	5.000	03/01/23	225,973
Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(a)
1,040,000	3.000	04/01/27	1,093,841
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series A (AAA/Aa1)(a)
485,000	5.000	05/01/42	575,734
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000	12/01/20	1,152,460
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)(a)
3,115,000	5.000	01/01/31	3,731,926
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Prairie State Project) Series A (NR/A2)
1,000,000	5.000	06/01/17	1,035,840
1,500,000	5.000	12/01/17	1,585,500
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)(a)
400,000	4.000	04/01/28	443,060
425,000	5.000	04/01/31	497,127
475,000	5.000	04/01/32	554,781
500,000	5.000	04/01/33	583,100
500,000	5.000	04/01/34	582,225
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AGM) (AA/A2)(a)(c)
1,530,000	5.250	03/01/17	1,572,044
Missouri State Board of Public Buildings Special Obligation (Refunding) Series A (AA+/Aa1)(a)
2,450,000	5.000	10/01/21	2,857,141
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
1,825,000	3.000	10/01/26	1,911,651
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(a)
800,000	4.000	04/01/28	912,496
Missouri State Development Finance Board Cultural Facilities Revenue Bonds (Nilson Gallery Foundation) Series A (AA-/NR)
1,000,000	4.000	12/01/17	1,041,900
Missouri State Development Finance Board Revenue Bonds (Louis Convention Center) Series C (AA-/NR)(a)(d)
1,205,000	0.400	12/01/20	1,205,000

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Development Finance Board Revenue Bonds (Variable-Taxable) (St. Louis Center) Series B (AA-/NR)(a)(d)
$ 3,910,000	1.000%		12/01/20	$ 3,910,000
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)
735,000	3.000		01/01/20	783,407
595,000	5.000	(a)	01/01/30	730,482
775,000	5.000	(a)	01/01/31	948,112
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)(a)
380,000	5.125		01/01/18	381,159
5,000	5.000		01/01/22	5,016
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Prerefunded-State Revolving Funds Programs) Series A (NR/NR)(a)(c)
310,000	5.500		01/01/19	345,749
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Unrefunded-State Revolving Fund Program) Series B (NR/Aaa)(a)
310,000	5.000		07/01/17	311,039
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Unrefunded-State Revolving Funds Programs) Series A (NR/Aaa)(a)
90,000	5.500		01/01/23	100,448
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
510,000	3.000		10/01/17	523,418
525,000	4.000		10/01/18	556,028
545,000	4.000		10/01/19	590,066
400,000	3.500		10/01/21	433,776
1,850,000	5.250	(a)	10/01/41	2,092,923
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500		06/01/28	1,672,646
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series A (A/A3)(a)
1,000,000	5.125		11/01/31	1,132,380
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A+/NR)(a)
2,400,000	5.000		10/01/26	2,922,792
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Prerefunded-Cox Health) Series A (NR/NR)(a)(c)
1,880,000	5.125		11/15/18	2,063,131
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
2,500,000	5.000		11/15/35	2,978,325
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A+/NR)(a)
1,000,000	5.000		12/01/33	1,186,450

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A+/NR)(a)
$ 2,270,000	5.000%	12/01/25	$ 2,674,037
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Unrefunded-Cox Health) Series A (NR/A2)(a)
470,000	5.125	11/15/23	516,685
Missouri State Health & Educational Facilities Authority Health Facllities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A+/NR)(a)
1,375,000	5.000	12/01/31	1,644,541
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2014 (AA/Aa2)
1,000,000	5.000	01/01/17	1,018,750
1,000,000	5.000	01/01/18	1,062,460
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series B (AA/Aa2)(a)(d)
5,000,000	0.440	05/15/34	5,000,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) (A+/NR)(a)
1,000,000	5.000	05/15/23	1,110,680
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)(a)
2,000,000	5.000	04/01/22	2,321,780
2,000,000	5.000	04/01/25	2,315,920
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000	02/15/19	2,169,720
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (A+/NR)(a)
1,000,000	5.000	06/01/21	1,150,650
1,000,000	4.500	06/01/25	1,110,780
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis College of Pharmacy) Series B (BBB/NR)(a)
500,000	5.000	05/01/30	572,710
1,410,000	5.000	05/01/40	1,567,102
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA/A1)
1,000,000	5.000	11/15/19	1,137,920
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-St. Louis University) Series B-1 (AA/Aa2)(a)(d)
300,000	0.390	10/01/35	300,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Washington University) Series B (JP Morgan Chase Bank NA) (AAA/Aaa)(a)(d)
500,000	0.380	03/01/40	500,000
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa1)(a)(c)
1,165,000	5.250	05/01/17	1,206,590
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA+/NR)(a)
610,000	5.250	07/01/42	667,017
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA+/NR)(a)
500,000	4.375	07/01/30	547,235

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
$ 2,470,000	3.550%		11/01/30	$ 2,626,549
2,330,000	3.950		11/01/40	2,459,548
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (FHLMC) (AA+/NR)(a)
277,000	3.950		05/01/21	286,501
340,000	3.950		11/01/21	351,662
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
260,000	3.600		11/01/23	277,638
405,000	3.750		05/01/24	434,731
335,000	3.800		05/01/25	357,144
Missouri State University Auxiliary Enterprise System Revenue Bonds (Refunding) Series A (A+/A1)
1,170,000	4.000		04/01/19	1,266,115
2,835,000	4.000	(a)	04/01/26	3,169,218
Monarch-Chesterfield MO Levee District Special Tax (NR/NR)(a)(c)
3,425,000	4.000		03/01/17	3,492,438
Nodaway County MO Industrial Development Authority Educational Facilities Revenue Bonds (Variable-Northwest Foundation, Inc.) Series 2008 (AA-/NR)(a)(d)
310,000	0.440		11/01/28	310,000
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
275,000	3.000		04/01/18	284,961
280,000	3.000		04/01/19	291,287
265,000	3.250	(a)	04/01/20	278,613
275,000	4.000	(a)	04/01/21	294,132
315,000	4.000	(a)	04/01/22	336,486
385,000	4.500	(a)	04/01/27	417,644
405,000	4.500	(a)	04/01/28	439,008
425,000	4.625	(a)	04/01/29	461,720
445,000	4.750	(a)	04/01/30	484,534
North Kansas City MO School District No. 74 Certificates of Participation Series 2015 (NR/Aa3)
520,000	3.000		09/01/17	533,556
540,000	3.000		09/01/18	564,089
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)
1,535,000	2.000		06/01/19	1,557,442
2,750,000	4.000	(a)	06/01/26	3,051,070
2,925,000	4.000	(a)	06/01/27	3,235,050
1,000,000	4.000	(a)	06/01/28	1,103,110
O’Fallon MO Certificates of Participation (NPFG) (NR/Aa3)
1,000,000	5.250		11/01/18	1,095,480
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)(a)
1,135,000	4.000		11/01/22	1,291,709
OTC Public Building Corp. MO Build America Bonds Revenue Bonds Series 2010 (AGM) (AA/NR)(a)
1,000,000	6.400		03/01/30	1,136,590
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA/NR)
1,500,000	5.000		03/01/19	1,650,285
Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
500,000	5.000		09/01/44	575,365
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (AGM) (AA+/A2)(a)
440,000	5.000		03/01/22	450,705

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)(a)
$ 1,000,000	4.000%		03/01/30	$ 1,119,600
1,000,000	4.000		03/01/34	1,107,240
1,500,000	4.000		03/01/35	1,656,990
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)(a)
435,000	5.000		12/01/18	460,213
850,000	5.000		12/01/20	899,028
Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)(a)
1,000,000	4.000		04/01/23	1,129,380
550,000	4.000		04/01/28	601,799
800,000	4.000		04/01/29	867,800
1,475,000	4.000		04/01/30	1,595,124
Republic MO Special Obligation Revenue Bonds (A/NR)
330,000	2.500		08/01/16	330,000
125,000	3.000		05/01/17	127,186
345,000	3.000		08/01/17	352,990
150,000	3.150		05/01/18	156,200
360,000	3.000		08/01/18	372,805
150,000	3.300	(a)	05/01/19	154,946
250,000	3.500	(a)	05/01/20	258,880
300,000	3.750	(a)	05/01/21	313,428
325,000	3.875	(a)	05/01/22	339,729
Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150		07/01/27	232,612
410,000	3.450		07/01/32	424,194
Saint Charles MO GO Bonds (Neighborhood Improvement District-Phase Two) Series B (NR/Aa2)(a)(c)
1,035,000	3.000		09/01/16	1,037,080
Saint Charles MO GO Bonds (Neighborhood Improvement District-Phase Two) Series B (NR/Aa2)(a)(c)
645,000	3.000		09/01/16	646,296
Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NPFG) (AA-/A3)
2,135,000	5.500		07/01/28	2,773,301
Saint Louis MO Parking Revenue Bonds (Prerefunded) Series A (NPFG) (AA-/A1)(a)(c)
915,000	5.000		12/15/16	930,198
Saint Louis MO Parking Revenue Bonds (Unrefunded) Series A (NPFG) (AA-/A1)(a)
360,000	5.000		12/15/22	365,627
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)(a)
3,000,000	4.000		04/01/23	3,452,130
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,300,000	4.000		04/01/23	1,495,923
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)(a)
2,675,000	4.000		04/01/24	3,006,513
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)(a)
540,000	6.750		03/01/28	597,645
575,000	6.850		03/01/29	635,001

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
$ 1,310,000	4.000%		08/01/31	$ 1,500,317
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)(a)
190,000	4.500		11/01/18	199,074
530,000	4.500		11/01/19	554,905
610,000	4.500		11/01/20	638,432
645,000	4.750		11/01/21	676,973
685,000	4.750		11/01/22	718,866
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)(a)
385,000	4.750		11/01/21	404,084
405,000	4.750		11/01/22	425,023
Springfield MO Special Obligation Revenue Bonds (Refunding) Series A (NR/Aa2)
925,000	2.000		05/01/21	959,022
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)
1,305,000	2.000		05/01/20	1,352,345
1,335,000	2.000		05/01/21	1,385,984
1,000,000	4.000	(a)	05/01/26	1,141,840
1,405,000	4.000	(a)	05/01/27	1,597,583
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000		04/01/22	1,537,828
1,340,000	5.000	(a)	04/01/23	1,614,606
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)(a)
1,250,000	5.650		02/01/30	1,351,325
St. Charles MO Certificates of Participation Series 2012 (NR/A1)(a)
1,000,000	3.000		05/01/22	1,036,340
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)(a)
1,085,000	5.000		04/01/26	1,340,702
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
515,000	5.000		11/15/16	517,199
St. Louis County MO Library District Certificates of Participation (AA/Aa2)(a)
1,855,000	4.000		04/01/25	2,116,314
1,930,000	4.000		04/01/26	2,182,425
2,010,000	4.000		04/01/27	2,251,501
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250		03/01/19	427,284
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(a)
1,000,000	4.000		03/01/32	1,147,570
St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds (Refunding-Convention & Sports Facilities) Series B (AA/NR)
875,000	5.000		08/15/20	1,010,012
St. Louis County MO Special Obligation Revenue Bonds Series 2009 (AA/Aa2)
1,500,000	3.000		05/15/17	1,529,745
St. Louis County MO Special School District Certificates of Participation (Lease) Series B (AA/NR)(a)
1,735,000	4.000		04/01/26	1,949,481

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A3)(a)
$ 1,280,000	5.000%		07/01/23	$ 1,476,851
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series B (AMT) (AGM) (AA/A2)(a)
2,000,000	5.000		07/01/24	2,073,660
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
750,000	3.000		04/01/21	803,603
800,000	3.000		04/01/22	861,280
800,000	3.000	(a)	04/01/23	855,448
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000		02/15/27	3,402,540
St. Louis MO Municipal Finance Corporation Revenue Bonds Series A (A/NR)
1,320,000	5.000		04/15/25	1,633,540
1,390,000	5.000		04/15/26	1,737,889
St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)(a)
2,595,000	4.000		02/15/35	2,799,823
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)(a)(c)
4,250,000	5.000		04/01/18	4,560,802
St. Peters MO Certificates of Participation (Refunding) Series 2013 (NR/A1)(a)
695,000	3.250		05/01/21	739,640
Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A1)(a)
865,000	3.000		06/01/25	928,024
Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)(a)
765,000	4.000		06/01/21	843,986
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (A+/NR)
300,000	2.750		03/01/17	303,750
345,000	3.000		03/01/18	358,203
360,000	3.000	(a)(c)	03/01/18	373,777
385,000	3.150	(a)(c)	03/01/18	400,639
700,000	3.300	(a)(c)	03/01/18	730,086
Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/Aa3)
1,160,000	4.000		08/01/25	1,353,233
1,000,000	4.000	(a)	08/01/26	1,153,210
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (AA+/Aa1)(a)(b)
2,000,000	0.000		03/01/26	1,655,120
2,095,000	0.000		03/01/27	1,658,884
Wentzville R-IV School District MO Lease Certificates of Participation Series 2012 (NR/Aa3)
340,000	3.000		04/01/17	345,511
560,000	3.000		04/01/18	581,706
1,270,000	3.250	(a)	04/01/21	1,332,166
Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/Aa3)
565,000	5.000		04/01/24	701,594
990,000	4.000	(a)	04/01/25	1,145,965
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A-/NR)(a)(c)
625,000	6.625		06/01/17	656,575

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Wright City MO Industrial Revenue Bonds (Variable-Watlow Process System, Inc.) Series 2002 (A/NR)(a)(d)
$ 600,000	0.570%		04/01/32	$ 600,000

				298,642,009

New Hampshire – 1.0%
New Hampshire Health & Education Facilities Authority Revenue Bonds (Concord Hospital) Series A (NR/A2)
1,340,000	4.000		10/01/22	1,523,741
1,750,000	4.000	(a)	10/01/33	1,886,535

				3,410,276

New Jersey(a)(d) – 1.7%
New Jersey State Economic Development Authority Revenue Bonds School Facilities Construction (Refunding) Series F (A-/A3)
6,000,000	2.227		02/01/18	6,002,820

Pennsylvania(a) – 0.3%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000		10/01/25	1,142,390

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $317,681,355)				$336,652,175

Shares	Description	Value
Investment Company – 2.3%
627,803	T. Rowe Price Tax-Free High Yield Fund (NR/NR)	$ 7,784,754
(Cost $7,000,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(e) – 0.2%
Repurchase Agreement – 0.2%
State Street Bank & Trust Co.
$ 698,000	0.010%	08/01/16	$ 698,000
Maturity Value: $698,000
(Cost $698,000)

TOTAL INVESTMENTS (Cost $325,379,355)			$345,134,929

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			2,921,274

NET ASSETS – 100.0%			$348,056,203

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at July 31, 2016.

(e)	Repurchase agreement was entered into on July 29, 2016. This agreement was fully collateralized by $675,000 U.S. Treasury Note, 2.125%, due 01/31/21 with a market value of $714,472.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$325,379,359
Gross unrealized gain	19,923,427
Gross unrealized loss	(167,857)
Net unrealized security gain	$19,755,570

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – 90.3%
Arizona(a) – 0.3%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%		01/01/25	$ 505,210

California(b) – 1.8%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (FGIC) (AA-/A3)
670,000	0.000		07/01/27	543,913
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000		08/01/24	1,949,629

				2,493,542

Illinois(b) – 0.3%
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Prerefunded-Capital Appreciation) Series 2004 (NPFG) (AA-/A3)
500,000	0.000		11/01/19	475,216

Kansas – 81.6%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)(a)
1,090,000	5.000		12/01/27	1,272,139
1,140,000	5.000		12/01/28	1,326,823
1,195,000	5.000		12/01/29	1,376,353
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000		10/01/27	910,328
Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
900,000	5.000		09/01/23	1,097,928
Butler County KS Unified School District No. 490 GO Bonds (Refunding-School Building) Series A (AA-/NR)
500,000	5.000		09/01/18	543,400
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250		09/01/24	1,232,070
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (AA-/NR)(a)
595,000	4.150		12/01/27	650,454
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A+/NR)
1,000,000	4.000		11/15/16	1,009,720
2,000,000	5.000	(a)	11/15/29	2,290,240
City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
235,000	3.000		10/01/17	241,460
500,000	3.000		10/01/18	517,290
655,000	4.000		10/01/19	708,107
Coffeyville Public Building Commission Health Care Facilities Revenue Bonds Regional Medical Center (Refunding) Series 2012 (A+/NR)(a)
1,115,000	3.000		08/01/18	1,129,227
County of Shawnee KS Certificates of Participation First Responders Communications Projects Series 2012 (NR/Aa3)(a)
1,145,000	4.000		09/01/26	1,258,286
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A-/NR)(a)
235,000	4.000		09/01/18	243,004

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Dodge City KS Industrial Revenue Bonds (Dodge City Community College Activity Center) Series 2014 (A+/NR)
$ 735,000	2.000%		07/15/17	$ 744,665
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000		09/01/20	2,013,579
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000		09/01/30	1,777,692
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)
1,720,000	5.000		09/01/32	2,122,274
750,000	5.000		09/01/40	904,800
Harvey County KS Unified School District No. 373 Newton GO Bonds (Refunding) Series 2014 (A+/NR)
550,000	2.000		09/01/17	557,843
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	3.000		09/01/18	1,046,720
1,000,000	5.000		09/01/26	1,295,850
1,000,000	3.500	(a)	09/01/30	1,112,140
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)(a)
1,000,000	4.000		09/01/23	1,149,710
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
750,000	4.000		09/01/18	801,930
500,000	4.000		09/01/20	561,920
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA+/Aaa)(a)
945,000	4.000		10/01/23	1,036,400
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
2,395,000	5.000		10/01/22	2,900,632
Johnson County KS Unified School District No. 231 GO Bonds (Prerefunded-Refunding & Improvement) Series B (AMBAC) (NR/NR)(a)(c)
650,000	5.000		10/01/16	654,745
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000		10/01/36	1,676,655
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (AA-/A3)
500,000	6.000		10/01/16	504,435
Johnson County KS Unified School District No. 231 GO Bonds (Unrefunded) (Refunding & Improvement) Series B (AMBAC) (AA-/NR)(a)
275,000	5.000		10/01/22	277,277
Johnson County KS Unified School District No. 233 GO Bonds (Refunding & Improvement) Series C (AA/Aa2)(a)
500,000	5.000		09/01/27	593,790
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)(a)
1,000,000	4.000		10/01/35	1,144,120
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A+/NR)(a)
825,000	5.500		09/01/36	984,753
Junction City KS GO Bonds (Refunding) Series A (A+/NR)
560,000	5.000		09/01/18	608,367
600,000	5.000	(a)	09/01/33	698,988

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Junction City KS GO Bonds (Refunding) Series A (A+/NR) – (continued)
$ 600,000	5.000	%(a)	09/01/34	$ 698,034
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)(a)
1,500,000	5.000		11/15/32	1,780,605
Kansas Development Finance Authority Revenue Bonds (Prerefunded-Sister Leavenworth) Series A (NR/NR)(a)(c)
2,900,000	5.250		01/01/20	3,333,376
Kansas Development Finance Authority Revenue Bonds (Prerefunded-Water Pollution Control Revolving Fund II) Series 2001 (NR/NR)
95,000	5.500		05/01/17	98,495
Kansas Development Finance Authority Revenue Bonds (Unrefunded-Sister Leavenworth) Series A (AA-/Aa3)(a)
440,000	5.250		01/01/25	501,600
Kansas Development Finance Authority Revenue Bonds (Unrefunded-Water Pollution Control Revolving Fund II) Series 2001 (AAA/Aaa)
185,000	5.500		05/01/17	191,949
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)(a)
525,000	3.000		06/01/23	548,788
Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)(a)
1,000,000	5.000		06/01/24	1,175,140
790,000	5.250		06/01/42	916,653
Kansas Power Pool Electric Utility Revenue Bonds (Dogwood Energy Facilities) Series A (NR/A3)
500,000	5.000		12/01/19	564,590
Kansas State Department of Transportation Revenue Bonds Series C-2 (AAA/Aa2)(a)(d)
3,000,000	0.400		09/01/22	3,000,000
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/A2)(a)
750,000	5.000		05/15/35	820,200
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA/Aa2)(a)
1,000,000	5.500		11/15/23	1,161,190
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA/Aa2)(a)(c)
800,000	5.000		11/15/17	845,672
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (A+/A3)(a)
2,000,000	3.500		06/01/23	2,105,340
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)(a)
1,000,000	5.000		11/15/26	1,112,380
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (A+/Aa3)
500,000	5.000		11/01/16	505,535
1,500,000	5.000	(a)	11/01/20	1,704,975
2,000,000	5.000	(a)	11/01/27	2,265,720
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series E-1 (A+/Aa3)(a)
700,000	5.000		11/01/22	815,108

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (NPFG) (AA-/Aa3)(a)(c)
$ 1,000,000	5.250%		11/01/17	$ 1,055,880
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (AA-/Aa2)(a)
2,000,000	4.000		03/01/31	2,229,280
Kansas State Development Finance Authority Revenue Bonds Series G (A+/Aa3)(a)
1,000,000	5.000		04/01/30	1,193,080
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGM) (NR/Aa3)(a)(c)
1,455,000	5.250		09/01/19	1,647,162
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)(a)(c)
1,415,000	5.250		09/01/19	1,604,200
Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)(a)
500,000	4.000		09/01/26	564,700
Lyons KS Public Building Commission Revenue Bonds (A+/NR)(a)
315,000	5.000		10/01/23	342,717
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding & Improvement) (NPFG) (AA-/A3)(a)
365,000	5.000	(c)	09/01/16	366,299
1,285,000	5.000		09/01/17	1,289,575
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)(a)
1,195,000	5.125		09/01/21	1,256,590
Overland Park KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,070,000	3.000		09/01/19	1,145,478
Pratt County KS Public Building Commission Revenue Bonds (AA-/NR)
300,000	5.000		12/01/19	334,470
400,000	5.000		12/01/20	455,920
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NPFG) (NR/Aa3)(a)
500,000	4.500		09/01/22	518,820
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)(a)
1,930,000	4.000		09/01/26	2,167,892
Riley County KS Unified School District No. 383 GO Bonds (Refunding) Series 2016 (NR/Aa2)(a)
2,000,000	3.000		09/01/30	2,134,560
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)(a)
1,000,000	5.250		08/01/18	1,086,420
Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	4.000		10/01/30	1,201,760
1,000,000	4.000		10/01/31	1,205,140
Sedgwick County KS Unified School District No. 261 GO Bonds (Prerefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)(a)(c)
1,475,000	5.000		11/01/17	1,551,921
Sedgwick County KS Unified School District No. 261 GO Bonds (Unrefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)(a)
25,000	5.000		11/01/32	26,367

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/Aa3)(a)
$ 985,000	3.000%	11/01/32	$ 1,014,836
Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
800,000	4.000	09/01/25	928,496
1,500,000	4.000	09/01/26	1,722,720
Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)
1,425,000	5.000	09/01/34	1,701,336
Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000	10/01/29	1,513,291
Sedwick & Shawnee County KS Single Family Mortgage Revenue Bonds (Mortgage Backed Securities Program) AMT Series B-3 (FHLMC/FNMA/GNMA) (NR/Aa1)(a)
275,000	5.250	12/01/38	289,289
Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)(a)
1,000,000	5.000	09/01/23	1,210,700
Shawnee County KS Certificates of Participation (Refunding) Series B (NR/Aa3)
845,000	3.000	09/01/20	908,848
Shawnee County KS Certificates of Participation Health Agency Parks & Recreation Projects (NR/A1)
200,000	3.750	09/01/18	212,988
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa3)(a)
485,000	4.000	09/01/30	550,068
1,000,000	4.000	09/01/31	1,128,060
1,065,000	5.000	09/01/32	1,309,151
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa2)
435,000	3.000	09/01/22	481,297
450,000	3.000	09/01/23	501,242
490,000	3.000	09/01/25	552,157
Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)(b)
2,000,000	0.000	09/01/23	1,772,280
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NPFG) (AA-/A3)(a)
1,000,000	5.000	06/01/23	1,094,400
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NPFG) (AA-/A3)(a)
300,000	5.000	06/01/23	328,320
475,000	5.000	06/01/24	519,750
Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
435,000	3.000	07/01/20	467,764
460,000	3.000	07/01/22	503,801
Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa1)
590,000	5.000	12/01/25	728,609
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000	10/01/26	484,687
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)(a)
1,000,000	5.000	09/01/24	1,103,690

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
$ 1,405,000	4.000%	09/01/20	$ 1,578,995
Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A+/NR)
1,400,000	5.000	09/01/20	1,622,600
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Refunding-Sales Tax-KS International Speedway Corp. Project) Series 2014 (A+/NR)
300,000	5.000	12/01/16	304,353
400,000	5.000	12/01/17	422,800
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Sub Lien-Redevelopment Project Area) (Refunding) Series B (AA-/NR)
455,000	5.000	12/01/16	461,757

			113,917,980

Louisiana(a) – 1.7%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A3)
2,000,000	5.500	10/01/25	2,339,140

Maryland(a) – 1.0%
Montgomery County MD Housing Opportunities Commission Manufacturing & Reconstruction Development Revenue Bonds Series A-1 (NR/Aaa)
1,285,000	4.000	07/01/45	1,372,483

Massachusetts(a) – 0.2%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
220,000	5.300	01/01/30	236,883

Pennsylvania(a) – 0.5%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	691,146

South Carolina(a)(c) – 1.1%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA/A3)
500,000	5.000	12/01/16	507,425
South Carolina Transportation Infrastructure Bank Revenue Bonds Series A (XLCA) (NR/A1)
1,000,000	5.000	10/01/16	1,007,380

			1,514,805

Utah(a) – 1.2%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
675,000	3.000	04/01/34	680,380
1,000,000	3.000	04/01/35	1,003,960

			1,684,340

Washington(a) – 0.6%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A/A2)
750,000	5.250	07/01/25	866,332

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Value
Municipal Bond Obligations – (continued)
TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $118,416,414)	$126,097,077

Shares	Description	Value
Investment Company – 2.1%
233,184	T. Rowe Price Tax-Free High Yield Fund (NR/NR)	$ 2,891,480
(Cost $2,600,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(e) – 6.6%
Repurchase Agreement – 6.6%
State Street Bank & Trust Co.
$ 9,152,000	0.010%	08/01/16	$ 9,152,000
Maturity Value: $9,152,000
(Cost $9,152,000)

TOTAL INVESTMENTS (Cost $130,168,414)			$138,140,557

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%			1,438,184

NET ASSETS – 100.0%			$139,578,741

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2016.

(e)	Repurchase agreement was entered into on July 29, 2016. This agreement was fully collateralized by $8,820,000 U.S. Treasury Note, 2.125%, due 01/31/21 with a market value of $9,335,767.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Berkshire Hathaway Assurance Corp.
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$130,168,415
Gross unrealized gain	8,001,312
Gross unrealized loss	(29,170)
Net unrealized security gain	$7,972,142

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Trust’s Board of Trustees has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. With the exception of treasury securities,which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, and events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Funds’ investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2016:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$81,577,871	$—	$—
Exchange Traded Fund	2,544,696	—	—
Repurchase Agreement	—	3,855,000	—
Total	$84,122,567	$3,855,000	$—

VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$248,993,885	$—	$—
Exchange Traded Fund	3,167,100	—	—
Repurchase Agreement	—	7,532,000	—
Total	252,160,985	7,532,000	—

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$99,904,240	$—	$—
Exchange Traded Fund	2,574,770	—	—
Repurchase Agreement	—	4,821,000	—
Total	102,479,010	4,821,000	—

BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$150,432,666	$—
Municipal Bond Obligations	—	81,119,162	—
Mortgage-Backed Obligations	—	259,911,148	—
Corporate Obligations	—	508,610,672	—
Foreign Debt Obligations	248,332	—	—
U.S. Treasury Obligations and/or Other U.S Government Agencies	46,716,148	31,013,875	—
Investment Company	5,683,236	—	—
Repurchase Agreement	—	16,621,000	—
Total	$52,647,716	$1,047,708,523	$—

SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$2,686,997	$—
Mortgage-Backed Obligations	—	23,511,584	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	24,304,042	47,348,719	—
Repurchase Agreement	—	1,918,000	—
Total	$24,304,042	75,465,300	—

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$322,871,612	$—
Investment Company	6,116,592	—	—
Repurchase Agreement	—	5,057,000	—
Total	$6,116,592	$327,928,612	$—

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$336,652,175	$—
Investment Company	7,784,754	—	—
Repurchase Agreement	—	698,000	—
Total	7,784,754	337,350,175	—

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$126,097,077	$—
Investment Company	2,891,480	—	—
Repurchase Agreement	—	9,152,000	—
Total	2,891,480	135,249,077	—

For further information regarding security characteristics, see the Schedules of Investments.

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Credit Risks — The fixed income funds are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

Interest Rate Risks — Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

Market Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk).

Portfolio Concentrations — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ William Schuetter
William Schuetter
President

Date September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Schuetter
William Schuetter
President

Date September 29, 2016

By	/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer

Date September 29, 2016